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ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $1,374,620)
Angola (Rep of), 8.250%, 05/09/2028		315,000	$298,462	0.31
Angola (Rep of), 8.000%, 11/26/2029		200,000	181,063	0.19
Angola (Rep of), 9.375%, 05/08/2048		474,000	398,901	0.42
Angola (Rep of), 9.125%, 11/26/2049		608,000	500,840	0.52
			1,379,266	1.44
Argentina (Cost $1,233,502)
Argentina (Rep of), 1.000%, 07/09/2029		288,468	167,312	0.18
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[2]		1,710,176	924,564	0.96
Argentina (Rep of), (Step to 4.750% on 07/09/27), 3.625%, 07/09/2035[2]		716,920	299,762	0.31
Argentina (Rep of), 4.250%, 01/09/2038		429,409	198,333	0.21
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[2]		489,450	195,015	0.20
			1,784,986	1.86
Azerbaijan (Cost $628,612)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		396,000	399,713	0.42
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		200,000	206,625	0.21
			606,338	0.63
Bahrain (Cost $512,834)
Bahrain (Rep of), 7.500%, 09/20/2047		324,000	312,660	0.33
Bapco Energies BSC Closed, 8.375%, 11/07/2028		200,000	214,812	0.22
			527,472	0.55
Benin (Cost $193,626)
Benin (Rep of), 7.960%, 02/13/2038[3]		200,000	186,500	0.19
			186,500	0.19
Brazil (Cost $29,896,630)
Brazil (Rep of), 4.250%, 01/07/2025		200,000	198,030	0.21
Brazil (Rep of), 2.875%, 06/06/2025		400,000	391,056	0.41
Brazil (Rep of), 6.000%, 04/07/2026		250,000	253,245	0.26
Brazil (Rep of), 4.625%, 01/13/2028		240,000	236,556	0.25
Brazil (Rep of), 6.125%, 03/15/2034		200,000	197,194	0.21
Brazil (Rep of), 5.000%, 01/27/2045		277,000	219,728	0.23
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2026[4]	BRL	3,720,000	531,525	0.55
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2027[4]	BRL	17,894,000	2,279,249	2.37
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[4]	BRL	13,763,000	1,312,109	1.37
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	10,510,000	1,792,978	1.87
MC Brazil Downstream Trading S.a.r.l., 7.250%, 06/30/2031		491,292	453,831	0.47
Oi S.A., 12.500%, (54% PIK), 12/15/2024[5]		743,677	739,959	0.77
Oi S.A., 12.500%, (52% PIK), 12/15/2024[5]		240,044	238,843	0.25

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Brazil (continued)
Oi S.A., 10.000%, 07/27/2025[5,6]		23,583,000	$117,915	0.12
			8,962,218	9.34
Chile (Cost $1,935,735)
Bonos de la Tesoreria de la Republica en pesos, 6.200%, 10/01/2040[3]	CLP	140,000,000	148,677	0.15
Chile (Rep of), 3.100%, 05/07/2041		360,000	269,438	0.28
Chile (Rep of), 3.100%, 01/22/2061		354,000	223,728	0.23
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		243,000	229,028	0.24
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		368,000	295,205	0.31
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		264,000	206,910	0.22
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050		283,000	234,669	0.24
			1,607,655	1.67
China (Cost $27,358,852)
Central China Real Estate Ltd., 7.650%, 08/27/2023[6,7]		1,900,000	45,600	0.05
Central China Real Estate Ltd., 7.900%, 11/07/2023[6,7]		1,910,000	45,840	0.05
Central China Real Estate Ltd., 7.250%, 08/13/2024[6]		3,666,000	87,984	0.09
Central China Real Estate Ltd., 7.650%, 08/27/2025[6]		1,667,000	37,507	0.04
China (Rep of), 2.270%, 05/25/2034	CNY	3,710,000	518,711	0.54
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[6,7]		1,800,000	103,500	0.11
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[6]		1,180,000	67,850	0.07
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[6]		1,330,000	76,475	0.08
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[6]		727,000	41,802	0.04
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[6,7]		4,515,000	45,150	0.05
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[6,7]		5,635,000	56,350	0.06
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[6,7]		1,189,000	11,890	0.01
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[6,7]		2,175,000	27,187	0.03
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[6,7]		3,500,000	126,875	0.13
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[6,7]		2,500,000	90,625	0.09
KWG Group Holdings Ltd., 6.000%, 01/14/2024[6,7]		150,000	9,375	0.01
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		282,000	259,000	0.27
Sunac China Holdings Ltd., 6.000%, 09/30/2025[5]		234,963	29,370	0.03
Sunac China Holdings Ltd., 6.250%, 09/30/2026[5]		235,248	25,896	0.03
Sunac China Holdings Ltd., 6.500%, 09/30/2027[5]		235,503	24,139	0.03
Sunac China Holdings Ltd., 6.750%, 09/30/2028[5]		377,941	36,377	0.04
Sunac China Holdings Ltd., 15.000%, 09/30/2028[8]		1,053,000	194,121	0.20
Sunac China Holdings Ltd., 7.000%, 09/30/2029[5]		169,828	15,089	0.02
Sunac China Holdings Ltd., 7.250%, 09/30/2030[5]		328,772	27,124	0.03
Sunac China Holdings Ltd., 1.000%, 09/30/2032[5]		628,037	45,445	0.05
Yuzhou Group Holdings Co. Ltd., 9.950%, 06/08/2023[6,7]		1,595,000	99,687	0.10
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[6,7]		3,962,000	247,625	0.26
Yuzhou Group Holdings Co. Ltd., 7.850%, 08/12/2026[6]		1,330,000	83,125	0.09
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027[6]		320,000	20,000	0.02

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[6,7]		1,110,000	$1,388	—
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[6,7]		1,532,000	1,915	—
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[6,7]		400,000	500	—
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[6,7]		3,158,000	3,948	—
Zhenro Properties Group Ltd., 8.350%, 03/10/2024[6,7]		387,000	484	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[6,7]		3,591,000	4,489	—
Zhenro Properties Group Ltd., 14.724%, 09/02/2024[6]		1,360,000	1,700	—
Zhenro Properties Group Ltd., 7.100%, 09/10/2024[6]		4,406,000	5,508	0.01
Zhenro Properties Group Ltd., 7.350%, 02/05/2025[6]		8,407,000	10,509	0.01
Zhenro Properties Group Ltd., 6.630%, 01/07/2026[6]		2,065,000	2,581	—
Zhenro Properties Group Ltd., 6.700%, 08/04/2026[6]		5,713,000	7,141	0.01
			2,539,882	2.65
Colombia (Cost $2,991,427)
Colombia (Rep of), 3.875%, 04/25/2027		291,000	276,304	0.29
Colombia (Rep of), 7.375%, 09/18/2037		157,000	154,645	0.16
Colombia (Rep of), 5.625%, 02/26/2044		250,000	194,500	0.20
Colombia (Rep of), 5.000%, 06/15/2045		344,000	245,100	0.26
Colombian TES, 6.000%, 04/28/2028	COP	2,578,800,000	563,957	0.59
Colombian TES, 7.750%, 09/18/2030	COP	449,400,000	99,219	0.10
Colombian TES, 7.000%, 03/26/2031	COP	1,837,600,000	383,638	0.40
Colombian TES, 9.250%, 05/28/2042	COP	716,100,000	146,368	0.15
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	2,331,000,000	507,629	0.53
			2,571,360	2.68
Costa Rica (Cost $567,031)
Costa Rica (Rep of), 6.125%, 02/19/2031		201,000	203,613	0.21
Costa Rica (Rep of), 5.625%, 04/30/2043		200,000	181,562	0.19
Costa Rica (Rep of), 7.300%, 11/13/2054[3]		200,000	213,000	0.22
			598,175	0.62
Czech Republic (Cost $3,376,260)
Czech (Rep of), 0.950%, 05/15/2030	CZK	1,640,000	60,238	0.06
Czech (Rep of), 5.000%, 09/30/2030	CZK	7,900,000	362,102	0.38
Czech (Rep of), 1.750%, 06/23/2032	CZK	4,310,000	159,347	0.17
Czech (Rep of), 2.000%, 10/13/2033	CZK	2,410,000	88,695	0.09
Czech (Rep of), 4.900%, 04/14/2034	CZK	6,970,000	322,112	0.34
Czech (Rep of), 4.200%, 12/04/2036	CZK	3,130,000	138,054	0.14
New World Resources N.V., 8.000%, 04/07/2020[6,7,9]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[6,7,9]	EUR	669,526	—	—
			1,130,548	1.18
Dominican Republic (Cost $2,793,661)
Dominican (Rep of), 6.875%, 01/29/2026		228,000	230,921	0.24
Dominican (Rep of), 6.000%, 07/19/2028		198,000	198,681	0.21
Dominican (Rep of), 4.875%, 09/23/2032		790,000	723,593	0.75
Dominican (Rep of), 11.250%, 09/15/2035	DOP	9,100,000	161,060	0.17

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Dominican Republic (continued)
Dominican (Rep of), 10.750%, 06/01/2036[3]	DOP	11,000,000	$189,257	0.20
Dominican (Rep of), 5.300%, 01/21/2041		294,000	255,598	0.27
Dominican (Rep of), 6.850%, 01/27/2045		111,000	111,971	0.12
Dominican (Rep of), 6.500%, 02/15/2048		222,000	215,202	0.22
Dominican (Rep of), 6.400%, 06/05/2049		156,000	148,824	0.15
Dominican (Rep of), 5.875%, 01/30/2060		600,000	521,628	0.54
Dominican Republic Central Bank Notes, 13.000%, 01/30/2026	DOP	7,920,000	135,992	0.14
			2,892,727	3.01
Ecuador (Cost $185,740)
Ecuador (Rep of), (Step to 5.500% on 07/31/26), 2.500%, 07/31/2040[2]		417,684	201,925	0.21
			201,925	0.21
Egypt (Cost $1,582,378)
Egypt (Rep of), 6.588%, 02/21/2028		391,000	360,942	0.38
Egypt (Rep of), 7.625%, 05/29/2032		239,000	200,162	0.21
Egypt (Rep of), 8.500%, 01/31/2047		399,000	301,494	0.31
Egypt (Rep of), 7.903%, 02/21/2048		563,000	405,184	0.42
Egypt (Rep of), 8.700%, 03/01/2049		279,000	213,784	0.22
Egypt (Rep of), 8.875%, 05/29/2050		207,000	159,908	0.17
			1,641,474	1.71
El Salvador (Cost $183,174)
El Salvador (Rep of), 7.650%, 06/15/2035		103,000	76,890	0.08
El Salvador (Rep of), 7.125%, 01/20/2050		150,000	98,850	0.10
			175,740	0.18
Gabon (Cost $173,552)
Gabon (Rep of), 6.625%, 02/06/2031		217,000	159,292	0.17
			159,292	0.17
Ghana (Cost $1,013,785)
Ghana (Rep of), 6.375%, 02/11/2027[6]		300,000	150,093	0.16
Ghana (Rep of), 7.750%, 04/07/2029[6]		333,000	167,749	0.17
Ghana (Rep of), 7.625%, 05/16/2029[6]		824,000	412,000	0.43
Ghana (Rep of), 8.625%, 04/07/2034[6]		386,000	196,979	0.20
Ghana (Rep of), 7.875%, 02/11/2035[6]		200,000	101,750	0.11
			1,028,571	1.07
Guatemala (Cost $487,173)
Guatemala (Rep of), 5.375%, 04/24/2032		200,000	193,500	0.20
Guatemala (Rep of), 6.125%, 06/01/2050		251,000	230,449	0.24
			423,949	0.44
Hungary (Cost $1,767,744)
Hungary (Rep of), 6.750%, 10/22/2028	HUF	93,410,000	263,626	0.28
Hungary (Rep of), 2.125%, 09/22/2031		522,000	421,026	0.44
Hungary (Rep of), 7.000%, 10/24/2035	HUF	68,160,000	195,550	0.20

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Hungary (continued)
Hungary (Rep of), 3.000%, 10/27/2038	HUF	71,560,000	$134,559	0.14
Hungary (Rep of), 3.125%, 09/21/2051		394,000	250,489	0.26
Hungary (Rep of), 6.750%, 09/25/2052		200,000	216,250	0.23
MFB Magyar Fejlesztesi Bank Zrt, 6.500%, 06/29/2028		200,000	204,375	0.21
			1,685,875	1.76
India (Cost $1,333,330)
Export-Import Bank of India, 5.500%, 01/18/2033		272,000	278,885	0.29
India (Rep of), 7.540%, 05/23/2036	INR	38,740,000	482,881	0.50
India (Rep of), 7.180%, 07/24/2037	INR	41,440,000	502,869	0.53
India (Rep of), 7.300%, 06/19/2053	INR	7,030,000	86,439	0.09
			1,351,074	1.41
Indonesia (Cost $6,492,343)
Indonesia (Rep of), 4.550%, 01/11/2028		229,000	226,495	0.24
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	1,603,000,000	99,091	0.10
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	5,799,000,000	378,041	0.39
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	3,394,000,000	211,108	0.22
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	1,132,000,000	68,496	0.07
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	2,344,000,000	150,789	0.16
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	7,186,000,000	444,699	0.46
Indonesia (Rep of), 6.625%, 02/15/2034	IDR	5,329,000,000	320,755	0.33
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	3,005,000,000	203,221	0.21
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	4,016,000,000	256,403	0.27
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	2,210,000,000	149,110	0.15
Indonesia (Rep of), 6.625%, 02/17/2037		100,000	112,469	0.12
Indonesia (Rep of), 7.750%, 01/17/2038		170,000	210,162	0.22
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	576,000,000	36,788	0.04
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	5,515,000,000	341,647	0.36
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	1,774,000,000	122,031	0.13
Indonesia (Rep of), 5.950%, 01/08/2046		213,000	228,442	0.24
Indonesia (Rep of), 5.250%, 01/08/2047		346,000	342,648	0.36
Indonesia (Rep of), 4.750%, 07/18/2047		235,000	218,330	0.23
Indonesia (Rep of), 4.200%, 10/15/2050		200,000	168,312	0.17
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.450%, 05/15/2030		255,000	253,371	0.26
Pertamina Persero PT, 6.000%, 05/03/2042		329,000	332,701	0.35
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		261,000	259,124	0.27
Perusahaan Penerbit SBSN Indonesia III, 4.700%, 06/06/2032		200,000	195,562	0.20
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 05/15/2047		233,000	206,860	0.21
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		200,000	198,772	0.21
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 07/17/2049		344,000	287,027	0.30
			6,022,454	6.27

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ivory Coast (Cost $1,465,452)
Ivory Coast (Rep of), 4.875%, 01/30/2032	EUR	104,000	$95,291	0.10
Ivory Coast (Rep of), 7.625%, 01/30/2033[3]		387,000	375,922	0.39
Ivory Coast (Rep of), 8.250%, 01/30/2037[3]		310,000	299,925	0.31
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	252,000	228,750	0.24
Ivory Coast (Rep of), 6.625%, 03/22/2048	EUR	540,000	454,748	0.48
			1,454,636	1.52
Jamaica (Cost $230,185)
Jamaica (Rep of), 7.875%, 07/28/2045		201,000	237,809	0.25
			237,809	0.25
Kazakhstan (Cost $416,838)
Kazakhstan (Rep of), 6.500%, 07/21/2045		290,000	333,138	0.35
			333,138	0.35
Kenya (Cost $154,442)
Kenya (Rep of), 8.250%, 02/28/2048		200,000	154,125	0.16
			154,125	0.16
Malaysia (Cost $6,022,468)
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	10,538,000	2,312,259	2.41
Malaysia (Rep of), 3.519%, 04/20/2028	MYR	4,396,000	960,384	1.00
Malaysia (Rep of), 4.504%, 04/30/2029	MYR	3,407,000	771,771	0.80
Malaysia (Rep of), 3.582%, 07/15/2032	MYR	1,351,000	290,636	0.30
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	529,000	115,946	0.12
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	669,000	150,897	0.16
Malaysia (Rep of), 4.762%, 04/07/2037	MYR	206,000	48,558	0.05
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	161,000	38,045	0.04
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	460,000	98,400	0.10
Malaysia Government Investment Issue, 4.193%, 10/07/2032	MYR	119,000	26,639	0.03
Petronas Capital Ltd., 2.480%, 01/28/2032		404,000	343,424	0.36
Petronas Capital Ltd., 4.550%, 04/21/2050		770,000	679,741	0.71
Petronas Capital Ltd., 3.404%, 04/28/2061		379,000	260,131	0.27
			6,096,831	6.35
Mexico (Cost $5,597,525)
Comision Federal de Electricidad, 3.875%, 07/26/2033		292,000	239,294	0.25
Mexican Bonos, 7.750%, 05/29/2031	MXN	18,950,000	915,031	0.95
Mexican Bonos, 7.500%, 05/26/2033	MXN	6,460,000	299,976	0.31
Mexican Bonos, 7.750%, 11/23/2034	MXN	5,040,000	235,114	0.24
Mexico (Rep of), 5.400%, 02/09/2028		212,000	213,921	0.22
Mexico (Rep of), 2.659%, 05/24/2031		200,000	168,250	0.18
Mexico (Rep of), 4.875%, 05/19/2033		200,000	188,250	0.20
Mexico (Rep of), 4.750%, 03/08/2044		88,000	72,204	0.08
Mexico (Rep of), 5.550%, 01/21/2045		151,000	139,109	0.14
Mexico (Rep of), 6.338%, 05/04/2053		274,000	262,903	0.27
Mexico (Rep of), 3.771%, 05/24/2061		496,000	312,480	0.33

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Mexico (Rep of), 3.750%, 04/19/2071		498,000	$306,737	0.32
Mexico (Rep of), 5.750%, 10/12/2110		168,000	140,952	0.15
Petroleos Mexicanos, 6.750%, 09/21/2047		645,000	436,181	0.45
Petroleos Mexicanos, 6.350%, 02/12/2048		174,000	113,753	0.12
Petroleos Mexicanos, 7.690%, 01/23/2050		809,000	595,222	0.62
Petroleos Mexicanos, 6.950%, 01/28/2060		857,000	575,818	0.60
			5,215,195	5.43
Mongolia (Cost $207,035)
Mongolia (Rep of), 4.450%, 07/07/2031		257,000	221,663	0.23
			221,663	0.23
Morocco (Cost $758,181)
Morocco (Rep of), 2.375%, 12/15/2027		200,000	181,000	0.19
Morocco (Rep of), 6.500%, 09/08/2033		450,000	468,844	0.49
Morocco (Rep of), 4.000%, 12/15/2050		200,000	139,500	0.14
			789,344	0.82
Nigeria (Cost $1,520,327)
Nigeria (Rep of), 6.500%, 11/28/2027		287,000	264,130	0.28
Nigeria (Rep of), 7.375%, 09/28/2033		319,000	260,683	0.27
Nigeria (Rep of), 7.696%, 02/23/2038		200,000	155,625	0.16
Nigeria (Rep of), 7.625%, 11/28/2047		543,000	396,729	0.41
Nigeria OMO Bill, 0.000%, 05/20/2025[4]	NGN	461,776,000	228,589	0.24
Nigeria Treasury Bill, 19.452%, 03/06/2025[8]	NGN	187,601,000	99,057	0.10
Nigeria Treasury Bill, 19.884%, 03/27/2025[8]	NGN	210,082,000	108,986	0.12
			1,513,799	1.58
Oman (Cost $1,606,299)
Oman (Rep of), 4.750%, 06/15/2026		254,000	250,666	0.26
Oman (Rep of), 6.750%, 10/28/2027		267,000	277,430	0.29
Oman (Rep of), 6.000%, 08/01/2029		380,000	390,687	0.41
Oman (Rep of), 6.500%, 03/08/2047		200,000	203,063	0.21
Oman (Rep of), 6.750%, 01/17/2048		215,000	223,600	0.23
Oman (Rep of), 7.000%, 01/25/2051		302,000	324,272	0.34
			1,669,718	1.74
Pakistan (Cost $225,192)
Pakistan (Rep of), 6.875%, 12/05/2027		273,000	234,098	0.24
Pakistan (Rep of), 8.875%, 04/08/2051		200,000	149,875	0.16
			383,973	0.40
Panama (Cost $781,764)
Panama (Rep of), 9.375%, 04/01/2029		194,000	219,220	0.23
Panama (Rep of), 6.700%, 01/26/2036		213,000	212,934	0.22
Panama (Rep of), 4.300%, 04/29/2053		357,000	237,405	0.25
			669,559	0.70

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Paraguay (Cost $709,997)
Paraguay (Rep of), 7.900%, 02/09/2031	PYG	1,542,000,000	$209,842	0.22
Paraguay (Rep of), 5.850%, 08/21/2033		329,000	333,626	0.35
Paraguay (Rep of), 5.400%, 03/30/2050		200,000	178,300	0.18
			721,768	0.75
Peru (Cost $2,757,693)
Peru (Rep of), 5.940%, 02/12/2029	PEN	481,000	130,458	0.14
Peru (Rep of), 6.150%, 08/12/2032	PEN	1,725,000	448,023	0.47
Peru (Rep of), 7.300%, 08/12/2033[3]	PEN	1,315,000	362,650	0.38
Peru (Rep of), 8.750%, 11/21/2033		362,000	445,712	0.46
Peru (Rep of), 5.400%, 08/12/2034	PEN	619,000	147,637	0.15
Peru (Rep of), 7.600%, 08/12/2039[3]	PEN	719,000	196,871	0.21
Peru (Rep of), 3.300%, 03/11/2041		154,000	117,281	0.12
Peru (Rep of), 5.625%, 11/18/2050		156,000	154,518	0.16
Peru (Rep of), 2.780%, 12/01/2060		264,000	151,272	0.16
Peru (Rep of), 3.230%, 07/28/2121		117,000	67,385	0.07
Petroleos del Peru S.A., 5.625%, 06/19/2047		600,000	384,186	0.40
			2,605,993	2.72
Philippines (Cost $1,641,534)
Philippines (Rep of), 10.625%, 03/16/2025		126,000	130,253	0.14
Philippines (Rep of), 9.500%, 02/02/2030		194,000	236,619	0.25
Philippines (Rep of), 7.750%, 01/14/2031		209,000	241,069	0.25
Philippines (Rep of), 6.375%, 10/23/2034		202,000	223,990	0.23
Philippines (Rep of), 6.250%, 01/14/2036	PHP	12,000,000	195,397	0.20
Philippines (Rep of), 3.950%, 01/20/2040		553,000	477,999	0.50
			1,505,327	1.57
Poland (Cost $4,319,427)
Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033		200,000	201,562	0.21
Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034[3]		200,000	206,376	0.21
Bank Gospodarstwa Krajowego, 6.250%, 07/09/2054[3]		200,000	209,312	0.22
Poland (Rep of), 2.500%, 07/25/2026	PLN	470,000	113,207	0.12
Poland (Rep of), 0.250%, 10/25/2026	PLN	471,000	107,167	0.11
Poland (Rep of), 3.750%, 05/25/2027	PLN	2,604,000	634,990	0.66
Poland (Rep of), 2.500%, 07/25/2027	PLN	491,000	115,352	0.12
Poland (Rep of), 5.500%, 11/16/2027		226,000	232,371	0.24
Poland (Rep of), 2.750%, 04/25/2028	PLN	1,447,000	336,739	0.35
Poland (Rep of), 7.500%, 07/25/2028	PLN	2,205,000	602,492	0.63
Poland (Rep of), 1.250%, 10/25/2030	PLN	946,000	189,177	0.20
Poland (Rep of), 4.875%, 10/04/2033		88,000	86,966	0.09
Poland (Rep of), 6.000%, 10/25/2033	PLN	3,672,000	969,557	1.01
Poland (Rep of), 5.125%, 09/18/2034		200,000	200,338	0.21
Poland (Rep of), 5.500%, 04/04/2053		88,000	86,708	0.09
Poland (Rep of), 5.500%, 03/18/2054		253,000	248,466	0.26
			4,540,780	4.73

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Qatar (Cost $1,317,450)
Qatar (Rep of), 3.250%, 06/02/2026		272,000	$264,690	0.28
Qatar (Rep of), 4.817%, 03/14/2049		571,000	541,558	0.56
QatarEnergy, 3.125%, 07/12/2041		650,000	492,576	0.51
			1,298,824	1.35
Romania (Cost $2,108,441)
Romania (Rep of), 3.000%, 02/27/2027		88,000	82,632	0.09
Romania (Rep of), 5.800%, 07/26/2027	RON	2,400,000	516,928	0.54
Romania (Rep of), 4.150%, 01/26/2028	RON	1,500,000	305,825	0.32
Romania (Rep of), 5.875%, 01/30/2029[3]		242,000	244,269	0.25
Romania (Rep of), 3.000%, 02/14/2031		72,000	61,084	0.06
Romania (Rep of), 3.625%, 03/27/2032		356,000	307,606	0.32
Romania (Rep of), 7.125%, 01/17/2033		88,000	94,215	0.10
Romania (Rep of), 6.125%, 01/22/2044		66,000	64,358	0.07
Romania (Rep of), 4.000%, 02/14/2051		442,000	310,781	0.32
			1,987,698	2.07
Saudi Arabia (Cost $1,480,923)
Gaci First Investment Co., 5.250%, 10/13/2032		358,000	361,133	0.38
Saudi (Rep of), 4.750%, 01/18/2028		348,000	347,456	0.36
Saudi (Rep of), 4.625%, 10/04/2047		249,000	213,595	0.22
Saudi (Rep of), 3.750%, 01/21/2055		226,000	161,378	0.17
Saudi (Rep of), 4.500%, 04/22/2060		297,000	241,684	0.25
			1,325,246	1.38
South Africa (Cost $3,802,448)
South Africa (Rep of), 4.300%, 10/12/2028		580,000	541,575	0.56
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	26,383,957	1,363,205	1.42
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	8,115,222	400,450	0.42
South Africa (Rep of), 5.875%, 04/20/2032		215,000	202,906	0.21
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	14,917,157	716,044	0.75
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	6,323,732	283,364	0.29
South Africa (Rep of), 5.650%, 09/27/2047		346,000	266,852	0.28
South Africa (Rep of), 5.750%, 09/30/2049		202,000	155,288	0.16
			3,929,684	4.09
Supranational (Cost $495,113)
Asian Infrastructure Investment Bank (The), 7.000%, 03/01/2029	INR	11,600,000	137,096	0.14
International Bank for Reconstruction & Development, 6.850%, 04/24/2028	INR	30,000,000	358,135	0.38
			495,231	0.52
Thailand (Cost $1,565,891)
Thailand (Rep of), 2.350%, 06/17/2026	THB	19,006,000	532,456	0.56
Thailand (Rep of), 2.650%, 06/17/2028	THB	5,219,000	147,909	0.15
Thailand (Rep of), 1.585%, 12/17/2035	THB	13,562,000	339,117	0.35
Thailand (Rep of), 3.390%, 06/17/2037	THB	3,860,000	115,426	0.12

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Thailand (continued)
Thailand (Rep of), 3.300%, 06/17/2038	THB	7,654,000	$226,539	0.24
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,744,000	46,001	0.05
Thailand (Rep of), 3.600%, 06/17/2067	THB	1,802,000	48,335	0.05
			1,455,783	1.52
Tunisia (Cost $163,944)
Tunisia (Rep of), 6.375%, 07/15/2026	EUR	214,000	205,184	0.21
			205,184	0.21
Turkey (Cost $2,278,386)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	6,971,650	218,787	0.23
Turkey (Rep of), 7.125%, 07/17/2032		242,000	241,901	0.25
Turkey (Rep of), 26.200%, 10/05/2033	TRY	22,698,679	674,855	0.70
Turkey (Rep of), 4.875%, 04/16/2043		536,000	384,747	0.40
Turkey (Rep of), 5.750%, 05/11/2047		520,000	403,978	0.42
Turkiye Ihracat Kredi Bankasi A.S., 9.000%, 01/28/2027[3]		386,000	402,405	0.42
			2,326,673	2.42
Ukraine (Cost $217,563)
Ukraine (Rep of), 9.750%, 11/01/2030[6]		309,000	101,661	0.11
Ukraine (Rep of), 6.876%, 05/21/2031[6]		345,000	105,570	0.11
			207,231	0.22
United Arab Emirates (Cost $1,002,993)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		369,000	259,684	0.27
DP World Crescent Ltd., 3.875%, 07/18/2029		218,000	206,419	0.22
DP World Crescent Ltd., 5.500%, 09/13/2033		304,000	308,845	0.32
DP World Ltd., 5.625%, 09/25/2048		230,000	221,303	0.23
			996,251	1.04
United States (Cost $2,598,605)
U.S. Treasury Bill, 4.917%, 08/15/2024[8]		2,603,900	2,598,559	2.71
			2,598,559	2.71
Uruguay (Cost $1,412,668)
Uruguay (Rep of), 7.875%, (100% Cash), 01/15/2033[5]		230,639	275,729	0.29
Uruguay (Rep of), 5.750%, 10/28/2034		238,873	253,325	0.26
Uruguay (Rep of), 7.625%, 03/21/2036		173,965	209,193	0.22
Uruguay (Rep of), 4.125%, 11/20/2045		152,021	134,690	0.14
Uruguay (Rep of), 5.100%, 06/18/2050		154,178	148,878	0.16
Uruguay (Rep of), 4.975%, 04/20/2055		322,339	301,287	0.31
			1,323,102	1.38
Venezuela (Cost $8,878,794)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[6,7]		7,533,000	6,779,700	7.06
Venezuela (Rep of), 11.750%, 10/21/2026[6]		3,054,000	549,720	0.57
Venezuela (Rep of), 9.250%, 09/15/2027[6]		5,867,000	1,053,126	1.10

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Venezuela (continued)
Venezuela (Rep of), 11.950%, 08/05/2031[6]		3,537,100	$629,604	0.66
			9,012,150	9.39
Vietnam (Cost $353,110)
Vietnam (Rep of), 4.800%, 11/19/2024		354,000	353,005	0.37
			353,005	0.37
Zambia (Cost $239,547)
Zambia (Rep of), (Step to 7.500% on 06/30/31), 5.750%, 06/30/2033[2]		170,446	149,123	0.16
Zambia (Rep of), 0.500%, 12/31/2053		160,015	80,958	0.08
			230,081	0.24
Total Debt Securities (Cost $142,412,244)			93,335,841	97.25

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $56,269)
Sunac Services Holdings Ltd.[3]	HKD	206,826	$46,500	0.05
			46,500	0.05
Total Equity Securities (Cost $56,269)			46,500	0.05
Total Investments (Total Cost $142,468,513)			93,382,341	97.30
Other Assets Less Liabilities			2,586,430	2.70
Net Assets			$95,968,771	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of July 31, 2024 is disclosed.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2024 , these securities had a total value of $3,081,664 or 3.20% of net assets.
[4]	Zero coupon bond.
[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[6]	Issuer has defaulted on terms of debt obligation.
[7]	Maturity has been extended under the terms of a plan of reorganization.
[8]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[9]	Security has been deemed worthless and is a Level 3 investment.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
At July 31, 2024, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2024	Barclays	United States Dollar	240,000	Brazilian Real	1,299,120	$10,317
08/02/2024	HSBC Bank	United States Dollar	2,335,417	Brazilian Real	12,623,980	103,514
08/02/2024	Santander	United States Dollar	190,000	Brazilian Real	1,038,920	6,320
08/06/2024	Barclays	Turkish Lira	6,394,872	United States Dollar	180,432	11,283
08/06/2024	JPMorgan Chase	Turkish Lira	17,306,301	United States Dollar	486,890	31,943
08/09/2024	HSBC Bank	Indian Rupee	162,162,879	United States Dollar	1,934,645	1,584
08/09/2024	State Street	United States Dollar	130,000	Indian Rupee	10,868,182	234
08/20/2024	Merrill Lynch	Malaysian Ringgit	2,285,821	United States Dollar	491,000	7,250
08/29/2024	Morgan Stanley	Taiwan Dollar	5,612,360	United States Dollar	172,000	152
08/30/2024	BNP	Taiwan Dollar	4,421,925	United States Dollar	135,000	675
08/30/2024	Morgan Stanley	Taiwan Dollar	5,657,100	United States Dollar	173,000	573
08/30/2024	ANZ	Thai Baht	30,906,000	United States Dollar	848,425	20,850
08/30/2024	HSBC Bank	Thai Baht	7,726,004	United States Dollar	211,466	5,838
08/30/2024	UBS	Thai Baht	21,637,000	United States Dollar	595,095	13,477
08/30/2024	State Street	United States Dollar	60,000	Taiwan Dollar	1,942,296	406
09/04/2024	Morgan Stanley	United States Dollar	2,644,354	Brazilian Real	14,962,020	8,885
09/11/2024	Morgan Stanley	Chinese Offshore Yuan	22,467,618	United States Dollar	3,113,972	6,900
09/11/2024	Deutsche Bank	Korean Won	934,599,284	United States Dollar	675,045	8,265
09/11/2024	HSBC Bank	Korean Won	3,576,173,694	United States Dollar	2,600,192	14,442
09/11/2024	BNP	Singapore Dollar	4,983	United States Dollar	3,694	42
09/11/2024	HSBC Bank	Singapore Dollar	2,526,770	United States Dollar	1,877,192	17,192
09/18/2024	Citibank	Egyptian Pound	3,938,381	United States Dollar	76,399	3,088
09/23/2024	HSBC Bank	Egyptian Pound	9,084,839	United States Dollar	177,601	5,417
09/30/2024	HSBC Bank	Turkish Lira	22,040,363	United States Dollar	603,112	18,291
09/30/2024	HSBC Bank	United States Dollar	165,006	Turkish Lira	5,850,349	62
10/25/2024	JPMorgan Chase	Turkish Lira	15,632,962	United States Dollar	391,000	37,489
10/30/2024	Citibank	Chilean Peso	617,925,295	United States Dollar	652,026	3,467
10/31/2024	BNP	Turkish Lira	9,567,984	United States Dollar	241,000	19,519
10/31/2024	Citibank	Turkish Lira	19,042,838	United States Dollar	481,000	37,501
10/31/2024	JPMorgan Chase	United States Dollar	481,299	Euro	441,172	1,683
11/12/2024	BNP	Indonesian Rupiah	8,116,885,047	United States Dollar	496,616	1,412
12/12/2024	HSBC Bank	Egyptian Pound	5,562,844	United States Dollar	108,227	812
01/09/2025	HSBC Bank	Egyptian Pound	5,782,638	United States Dollar	110,773	1,399
03/07/2025	Barclays	Turkish Lira	21,042,010	United States Dollar	460,255	42,570
03/07/2025	Morgan Stanley	Turkish Lira	4,151,014	United States Dollar	98,000	1,194
05/02/2025	Barclays	Turkish Lira	18,566,955	United States Dollar	401,507	19,251
Subtotal Appreciation						463,297
08/02/2024	Morgan Stanley	Brazilian Real	14,962,020	United States Dollar	2,653,311	(8,045)
08/06/2024	Barclays	United States Dollar	85,440	Turkish Lira	3,027,486	(5,322)
08/06/2024	HSBC Bank	United States Dollar	232,930	Turkish Lira	7,771,704	(61)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/09/2024	HSBC Bank	Indian Rupee	16,972,749	United States Dollar	203,000	$(345)
08/09/2024	Deutsche Bank	Indonesian Rupiah	12,460,000,000	United States Dollar	772,953	(6,625)
08/09/2024	Merrill Lynch	Indonesian Rupiah	1,558,848,000	United States Dollar	96,000	(126)
08/09/2024	Morgan Stanley	Indonesian Rupiah	1,035,629,750	United States Dollar	64,943	(1,249)
08/09/2024	BNP	United States Dollar	2,009,104	Indian Rupee	168,267,446	(14)
08/09/2024	BNP	United States Dollar	498,020	Indonesian Rupiah	8,116,885,047	(1,192)
08/09/2024	HSBC Bank	United States Dollar	345,344	Indonesian Rupiah	5,634,971,903	(1,224)
08/09/2024	State Street	United States Dollar	80,000	Indonesian Rupiah	1,302,620,800	(115)
08/14/2024	JPMorgan Chase	United States Dollar	940,053	Euro	876,626	(9,335)
08/20/2024	BNP	United States Dollar	1,152,586	Malaysian Ringgit	5,381,290	(20,398)
08/29/2024	BNP	United States Dollar	177,000	Korean Won	243,941,400	(1,197)
08/30/2024	Merrill Lynch	Philippine Peso	15,173,068	United States Dollar	261,627	(1,794)
08/30/2024	Standard Chartered Bank	Taiwan Dollar	58,043,968	United States Dollar	1,814,776	(33,849)
08/30/2024	Barclays	United States Dollar	122,000	Korean Won	168,799,200	(1,331)
08/30/2024	Morgan Stanley	United States Dollar	181,000	Korean Won	250,105,800	(1,736)
08/30/2024	UBS	United States Dollar	100,000	Thai Baht	3,675,060	(3,366)
09/04/2024	Standard Chartered Bank	Brazilian Real	2,692,775	United States Dollar	475,000	(684)
09/06/2024	Merrill Lynch	Kazakhstan Tenge	30,243,861	United States Dollar	66,035	(2,721)
09/06/2024	Standard Chartered Bank	Kazakhstan Tenge	30,367,864	United States Dollar	66,487	(2,914)
09/09/2024	Merrill Lynch	Kazakhstan Tenge	49,416,310	United States Dollar	108,479	(5,071)
09/11/2024	JPMorgan Chase	United States Dollar	215,000	Korean Won	296,334,500	(1,658)
09/11/2024	Standard Chartered Bank	United States Dollar	215,000	Korean Won	296,571,000	(1,831)
09/30/2024	Merrill Lynch	Kazakhstan Tenge	109,788,264	United States Dollar	234,000	(4,928)
10/31/2024	Standard Chartered Bank	Czech Koruna	18,233,600	United States Dollar	779,201	(449)
10/31/2024	Morgan Stanley	Hungarian Forint	263,176,894	United States Dollar	729,901	(8,997)
10/31/2024	Morgan Stanley	Israeli Shekel	1,096,393	United States Dollar	304,282	(12,536)
10/31/2024	Merrill Lynch	Mexican Peso	59,285,754	United States Dollar	3,229,670	(94,906)
10/31/2024	JPMorgan Chase	Peruvian Nuevo Sol	653,506	United States Dollar	176,076	(1,308)
10/31/2024	Barclays	Polish Zloty	189,400	United States Dollar	47,821	(105)
10/31/2024	Santander	Polish Zloty	4,669,062	United States Dollar	1,181,350	(5,049)
10/31/2024	Barings	Romanian Leu	2,712,600	United States Dollar	591,509	(2,001)
10/31/2024	Citibank	Romanian Leu	139,200	United States Dollar	30,316	(65)
10/31/2024	Morgan Stanley	United States Dollar	468,081	Colombian Peso	1,928,228,921	(1,475)
10/31/2024	Merrill Lynch	United States Dollar	690,533	Peruvian Nuevo Sol	2,590,257	(2,183)
10/31/2024	JPMorgan Chase	United States Dollar	257,357	South African Rand	4,781,571	(3,225)
11/12/2024	BNP	Indian Rupee	168,267,446	United States Dollar	2,002,445	(314)
Subtotal Depreciation						(249,744)
Total						$213,553

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
At July 31, 2024, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
1-Day BRL BZDIO (Pay at Maturity)	10.145% (Receive at Maturity)	BRL	6,907,508	01/02/2029	$(92,230)	$—	$(92,230)
7-Day CNY CNRR (Pay Quarterly)	2.535% (Receive Quarterly)	CNY	6,860,000	09/16/2025	9,410	—	9,410
3.576% (Pay Annually)	6M CZK PRBOR (Receive Semiannually)	CZK	29,440,000	09/18/2026	(4,475)	—	(4,475)
1-Day INR MIBOR (Pay Semiannually)	6.452% (Receive Semiannually)	INR	46,293,000	04/12/2029	4,358	—	4,358
9.400% (Pay Monthly)	28-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	13,000,000	09/06/2034	(9,040)	—	(9,040)
28-Day MXN-TIIE-BANXICO (Pay Monthly)	10.140% (Receive Monthly)	MXN	48,000,000	09/16/2026	9,955	—	9,955
28-Day MXN-TIIE-BANXICO (Pay Monthly)	10.110% (Receive Monthly)	MXN	23,000,000	09/16/2026	4,102	—	4,102
9.415% (Pay Monthly)	28-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	6,000,000	09/06/2034	(4,490)	—	(4,490)
9.450% (Pay Monthly)	28-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	7,500,000	09/06/2034	(6,539)	—	(6,539)
28-Day MXN-TIIE-BANXICO (Pay Monthly)	10.115% (Receive Monthly)	MXN	27,500,000	09/16/2026	5,038	—	5,038
							$(83,911)
**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,668,659)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2027[2]	BRL	3,150,000	$401,231	4.08
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[2]	BRL	4,609,000	439,404	4.47
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	1,880,000	320,723	3.26
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	789,000	130,975	1.33
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2033	BRL	426,000	68,146	0.69
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2035	BRL	650,000	102,809	1.05
			1,463,288	14.88
Chile (Cost $127,025)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	20,000,000	20,687	0.21
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[3]	CLP	15,000,000	15,869	0.16
Bonos de la Tesoreria de la Republica en pesos, 7.000%, 05/01/2034[3]	CLP	20,000,000	22,760	0.23
Bonos de la Tesoreria de la Republica en pesos, 6.200%, 10/01/2040[3]	CLP	55,000,000	58,409	0.60
			117,725	1.20
China (Cost $451,809)
China (Rep of), 2.850%, 06/04/2027	CNY	820,000	117,080	1.19
China (Rep of), 2.620%, 09/25/2029	CNY	440,000	62,887	0.64
China (Rep of), 2.750%, 02/17/2032	CNY	170,000	24,652	0.25
China (Rep of), 2.800%, 11/15/2032	CNY	40,000	5,833	0.06
China (Rep of), 2.880%, 02/25/2033	CNY	720,000	105,700	1.08
China (Rep of), 2.350%, 02/25/2034	CNY	170,000	23,918	0.24
China (Rep of), 2.270%, 05/25/2034	CNY	280,000	39,148	0.40
China (Rep of), 3.720%, 04/12/2051	CNY	350,000	60,882	0.62
China (Rep of), 3.190%, 04/15/2053	CNY	140,000	22,553	0.23
			462,653	4.71
Colombia (Cost $412,951)
Colombian TES, 6.000%, 04/28/2028	COP	151,600,000	33,153	0.34
Colombian TES, 7.000%, 03/26/2031	COP	296,400,000	61,880	0.63
Colombian TES, 7.000%, 06/30/2032	COP	306,900,000	62,041	0.63
Colombian TES, 13.250%, 02/09/2033	COP	202,900,000	57,271	0.58
Colombian TES, 7.250%, 10/18/2034	COP	307,600,000	59,818	0.61
Colombian TES, 9.250%, 05/28/2042	COP	695,700,000	142,198	1.44
			416,361	4.23
Czech Republic (Cost $454,922)
Czech (Rep of), 2.500%, 08/25/2028	CZK	270,000	11,028	0.11
Czech (Rep of), 2.750%, 07/23/2029	CZK	1,320,000	54,072	0.55

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Czech Republic (continued)
Czech (Rep of), 0.050%, 11/29/2029	CZK	630,000	$22,285	0.23
Czech (Rep of), 0.950%, 05/15/2030	CZK	590,000	21,671	0.22
Czech (Rep of), 1.200%, 03/13/2031	CZK	1,540,000	56,278	0.57
Czech (Rep of), 1.750%, 06/23/2032	CZK	1,670,000	61,742	0.63
Czech (Rep of), 2.000%, 10/13/2033	CZK	1,590,000	58,517	0.59
Czech (Rep of), 4.900%, 04/14/2034	CZK	2,260,000	104,444	1.06
Czech (Rep of), 1.950%, 07/30/2037	CZK	1,530,000	52,231	0.53
Czech (Rep of), 1.500%, 04/24/2040	CZK	250,000	7,590	0.08
			449,858	4.57
Dominican Republic (Cost $136,085)
Dominican (Rep of), 10.750%, 06/01/2036[3]	DOP	8,100,000	139,362	1.42
			139,362	1.42
Hungary (Cost $266,914)
Hungary (Rep of), 9.500%, 10/21/2026	HUF	22,860,000	67,329	0.68
Hungary (Rep of), 3.000%, 10/27/2027	HUF	12,730,000	31,997	0.33
Hungary (Rep of), 4.500%, 03/23/2028	HUF	10,650,000	27,871	0.28
Hungary (Rep of), 6.750%, 10/22/2028	HUF	2,410,000	6,802	0.07
Hungary (Rep of), 3.000%, 08/21/2030	HUF	14,230,000	33,225	0.34
Hungary (Rep of), 4.750%, 11/24/2032	HUF	10,070,000	25,051	0.25
Hungary (Rep of), 7.000%, 10/24/2035	HUF	19,120,000	54,855	0.56
Hungary (Rep of), 3.000%, 10/27/2038	HUF	5,640,000	10,605	0.11
			257,735	2.62
India (Cost $226,135)
India (Rep of), 7.540%, 05/23/2036	INR	7,610,000	94,856	0.97
India (Rep of), 7.180%, 07/24/2037	INR	7,410,000	89,920	0.91
India (Rep of), 7.300%, 06/19/2053	INR	3,500,000	43,035	0.44
			227,811	2.32
Indonesia (Cost $1,174,702)
Indonesia (Rep of), 6.500%, 06/15/2025	IDR	1,063,000,000	65,308	0.66
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	1,228,000,000	76,305	0.78
Indonesia (Rep of), 6.375%, 08/15/2028	IDR	1,834,000,000	111,721	1.14
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	611,000,000	37,769	0.38
Indonesia (Rep of), 10.500%, 08/15/2030	IDR	213,000,000	15,477	0.16
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	787,000,000	48,952	0.50
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	1,284,000,000	77,694	0.79
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	1,159,000,000	78,371	0.80
Indonesia (Rep of), 6.375%, 04/15/2032	IDR	1,017,000,000	60,683	0.62
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	583,000,000	37,144	0.38
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	1,656,000,000	102,480	1.04
Indonesia (Rep of), 6.625%, 02/15/2034	IDR	1,398,000,000	84,146	0.86
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	830,000,000	56,131	0.57
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	635,000,000	42,844	0.43
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	2,309,000,000	143,040	1.45

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	690,000,000	$47,464	0.48
			1,085,529	11.04
Malaysia (Cost $535,503)
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	119,000	26,143	0.27
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	170,000	37,622	0.38
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	210,000	48,973	0.50
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	399,000	87,453	0.89
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	226,000	54,130	0.55
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	100,000	21,232	0.22
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	297,000	70,182	0.71
Malaysia (Rep of), 4.180%, 05/16/2044	MYR	53,000	11,737	0.12
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	11,000	2,668	0.03
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	364,000	77,864	0.79
Malaysia (Rep of), 4.457%, 03/31/2053	MYR	127,000	29,038	0.29
Malaysia Government Investment Issue, 3.465%, 10/15/2030	MYR	55,000	11,820	0.12
Malaysia Government Investment Issue, 4.417%, 09/30/2041	MYR	11,000	2,505	0.03
Malaysia Government Investment Issue, 4.291%, 08/14/2043	MYR	59,000	13,212	0.13
Malaysia Government Investment Issue, 5.357%, 05/15/2052	MYR	95,000	24,490	0.25
			519,069	5.28
Mexico (Cost $704,988)
Mexican Bonos, 7.750%, 05/29/2031	MXN	5,310,000	256,402	2.61
Mexican Bonos, 7.500%, 05/26/2033	MXN	2,440,000	113,304	1.15
Mexican Bonos, 7.750%, 11/23/2034	MXN	2,880,000	134,351	1.37
Mexican Bonos, 10.000%, 11/20/2036	MXN	1,640,000	89,473	0.91
Mexican Udibonos, 2.750%, 11/27/2031	MXN	160,000	59,870	0.61
			653,400	6.65
Nigeria (Cost $105,591)
Nigeria OMO Bill, 0.000%, 05/20/2025[2]	NGN	102,616,000	50,797	0.52
Nigeria Treasury Bill, 19.478%, 03/06/2025[4]	NGN	28,220,000	14,901	0.15
Nigeria Treasury Bill, 19.884%, 03/27/2025[4]	NGN	48,874,000	25,355	0.26
			91,053	0.93
Paraguay (Cost $41,101)
Paraguay (Rep of), 7.900%, 02/09/2031	PYG	294,000,000	40,009	0.41
			40,009	0.41
Peru (Cost $353,184)
Peru (Rep of), 6.150%, 08/12/2032	PEN	727,000	188,819	1.92
Peru (Rep of), 7.300%, 08/12/2033[3]	PEN	479,000	132,098	1.34
Peru (Rep of), 7.600%, 08/12/2039[3]	PEN	115,000	31,489	0.32
			352,406	3.58
Poland (Cost $411,484)
Poland (Rep of), 3.750%, 05/25/2027	PLN	545,000	132,899	1.35
Poland (Rep of), 2.750%, 10/25/2029	PLN	261,000	58,740	0.60

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Poland (continued)
Poland (Rep of), 1.250%, 10/25/2030	PLN	192,000	$38,395	0.39
Poland (Rep of), 1.750%, 04/25/2032	PLN	197,000	38,737	0.39
Poland (Rep of), 6.000%, 10/25/2033	PLN	677,000	178,755	1.82
			447,526	4.55
Romania (Cost $314,519)
Romania (Rep of), 5.800%, 07/26/2027	RON	170,000	36,616	0.37
Romania (Rep of), 4.150%, 01/26/2028	RON	260,000	53,010	0.54
Romania (Rep of), 6.300%, 04/25/2029	RON	75,000	16,165	0.17
Romania (Rep of), 4.850%, 07/25/2029	RON	200,000	40,643	0.41
Romania (Rep of), 8.000%, 04/29/2030	RON	445,000	103,235	1.05
Romania (Rep of), 4.150%, 10/24/2030	RON	115,000	22,013	0.23
Romania (Rep of), 7.350%, 04/28/2031	RON	115,000	25,914	0.26
Romania (Rep of), 6.700%, 02/25/2032	RON	90,000	19,596	0.20
			317,192	3.23
South Africa (Cost $845,200)
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	873,957	45,155	0.46
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	2,326,162	110,365	1.12
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	3,901,467	192,520	1.96
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	2,615,886	125,566	1.28
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	2,985,089	133,760	1.36
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	1,446,376	65,130	0.66
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	1,568,807	67,384	0.69
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	2,954,632	126,347	1.28
			866,227	8.81
South Korea (Cost $284,018)
Korea (Rep of), 3.000%, 09/10/2024	KRW	363,420,000	263,466	2.68
			263,466	2.68
Supranational (Cost $78,521)
Asian Infrastructure Investment Bank (The), 7.000%, 03/01/2029	INR	2,100,000	24,819	0.25
International Bank for Reconstruction & Development, 6.850%, 04/24/2028	INR	4,500,000	53,720	0.55
			78,539	0.80
Thailand (Cost $427,008)
Thailand (Rep of), 2.650%, 06/17/2028	THB	789,000	22,361	0.23
Thailand (Rep of), 3.775%, 06/25/2032	THB	1,161,000	35,389	0.36
Thailand (Rep of), 3.350%, 06/17/2033	THB	1,814,000	53,883	0.55
Thailand (Rep of), 1.585%, 12/17/2035	THB	1,922,000	48,059	0.49
Thailand (Rep of), 3.400%, 06/17/2036	THB	445,000	13,317	0.13
Thailand (Rep of), 3.390%, 06/17/2037	THB	3,870,000	115,725	1.18
Thailand (Rep of), 3.300%, 06/17/2038	THB	1,204,000	35,635	0.36
Thailand (Rep of), 2.000%, 06/17/2042	THB	1,595,000	38,773	0.39

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Thailand (continued)
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,708,000	$45,052	0.46
			408,194	4.15
Turkey (Cost $239,250)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	1,006,740	31,594	0.32
Turkey (Rep of), 26.200%, 10/05/2033	TRY	6,716,134	199,677	2.03
			231,271	2.35
United States (Cost $291,308)
U.S. Treasury Bill, 5.064%, 08/15/2024[4]		291,900	291,301	2.96
			291,301	2.96
Uruguay (Cost $35,707)
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	416,243	9,599	0.10
Uruguay (Rep of), 9.750%, 07/20/2033	UYU	999,172	24,897	0.25
			34,496	0.35
Total Debt Securities (Cost $9,586,584)			9,214,471	93.72
Total Investments in Securities (Cost $9,586,584)			9,214,471	93.72
Total Investments (Total Cost $9,586,584)			9,214,471	93.72
Other Assets Less Liabilities			617,494	6.28
Net Assets			$9,831,965	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2024 , these securities had a total value of $420,674 or 4.28% of net assets.
[4]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At July 31, 2024, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2024	Barclays	United States Dollar	85,000	Brazilian Real	460,105	$3,654
08/02/2024	HSBC Bank	United States Dollar	518,128	Brazilian Real	2,800,717	22,965
08/02/2024	Santander	United States Dollar	50,000	Brazilian Real	273,400	1,663
08/06/2024	Barclays	Turkish Lira	1,162,054	United States Dollar	32,787	2,049
08/06/2024	JPMorgan Chase	Turkish Lira	3,884,105	United States Dollar	109,275	7,168
08/09/2024	HSBC Bank	Indian Rupee	83,124	United States Dollar	992	1
08/09/2024	JPMorgan Chase	Indian Rupee	672,940	United States Dollar	8,028	7

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/09/2024	Barclays	Indonesian Rupiah	210,203,327	United States Dollar	12,926	$2
08/09/2024	BNP	Indonesian Rupiah	2,102,058,709	United States Dollar	128,974	309
08/09/2024	Deutsche Bank	Indonesian Rupiah	715,394,070	United States Dollar	43,887	112
08/09/2024	State Street	Indonesian Rupiah	162,845,900	United States Dollar	10,000	16
08/09/2024	State Street	United States Dollar	10,200	Indian Rupee	854,115	2
08/09/2024	UBS	United States Dollar	10,000	Indian Rupee	837,510	—
08/20/2024	BNP	Malaysian Ringgit	2,657,091	United States Dollar	569,419	9,759
08/20/2024	Merrill Lynch	Malaysian Ringgit	507,443	United States Dollar	109,000	1,610
08/29/2024	Morgan Stanley	Taiwan Dollar	1,142,050	United States Dollar	35,000	31
08/30/2024	BNP	Taiwan Dollar	917,140	United States Dollar	28,000	140
08/30/2024	Morgan Stanley	Taiwan Dollar	1,144,500	United States Dollar	35,000	116
08/30/2024	ANZ	Thai Baht	8,450,000	United States Dollar	231,968	5,701
08/30/2024	Barclays	Thai Baht	1,187,237	United States Dollar	32,654	739
08/30/2024	HSBC Bank	Thai Baht	2,111,953	United States Dollar	57,806	1,596
08/30/2024	UBS	Thai Baht	6,242,844	United States Dollar	171,701	3,888
09/04/2024	Morgan Stanley	United States Dollar	624,631	Brazilian Real	3,534,222	2,099
09/11/2024	BNP	Chinese Offshore Yuan	61,572	United States Dollar	8,483	69
09/11/2024	Morgan Stanley	Chinese Offshore Yuan	2,444,573	United States Dollar	338,813	751
09/18/2024	Citibank	Egyptian Pound	899,316	United States Dollar	17,446	705
09/18/2024	HSBC Bank	United States Dollar	7,800	Egyptian Pound	382,824	74
09/23/2024	HSBC Bank	Egyptian Pound	2,074,490	United States Dollar	40,555	1,237
09/30/2024	HSBC Bank	United States Dollar	29,390	Turkish Lira	1,042,024	11
10/25/2024	JPMorgan Chase	Turkish Lira	2,678,794	United States Dollar	67,000	6,424
10/30/2024	Citibank	Chilean Peso	60,853,219	United States Dollar	64,211	341
10/31/2024	Morgan Stanley	Colombian Peso	62,891,580	United States Dollar	15,267	48
10/31/2024	Barclays	Mexican Peso	474,131	United States Dollar	25,000	70
10/31/2024	Morgan Stanley	South African Rand	108,914	United States Dollar	5,849	85
10/31/2024	BNP	Turkish Lira	2,143,864	United States Dollar	54,000	4,373
10/31/2024	Citibank	Turkish Lira	4,275,731	United States Dollar	108,000	8,420
10/31/2024	Merrill Lynch	United States Dollar	14,100	Colombian Peso	57,784,197	29
10/31/2024	Barclays	United States Dollar	8,546	Czech Koruna	198,922	50
10/31/2024	JPMorgan Chase	United States Dollar	100,525	Euro	92,144	351
10/31/2024	JPMorgan Chase	United States Dollar	4,126	Hungarian Forint	1,488,013	50
10/31/2024	Morgan Stanley	United States Dollar	14,490	Polish Zloty	57,046	118
10/31/2024	Barclays	United States Dollar	14,087	Romanian Leu	64,534	63
12/12/2024	HSBC Bank	Egyptian Pound	1,244,655	United States Dollar	24,215	182
01/09/2025	HSBC Bank	Egyptian Pound	1,293,832	United States Dollar	24,785	313
03/07/2025	Barclays	Turkish Lira	3,127,072	United States Dollar	69,682	5,043
03/07/2025	Morgan Stanley	Turkish Lira	1,397,790	United States Dollar	33,000	402
05/02/2025	Barclays	Turkish Lira	3,616,878	United States Dollar	78,257	3,708
Subtotal Appreciation						96,544
08/02/2024	Morgan Stanley	Brazilian Real	3,534,222	United States Dollar	626,746	(1,900)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/06/2024	Barclays	United States Dollar	66,570	Turkish Lira	2,358,840	$(4,147)
08/06/2024	HSBC Bank	United States Dollar	48,550	Turkish Lira	1,619,863	(13)
08/09/2024	HSBC Bank	Indian Rupee	7,357,645	United States Dollar	88,000	(150)
08/09/2024	Deutsche Bank	Indonesian Rupiah	2,886,000,000	United States Dollar	179,032	(1,535)
08/09/2024	Merrill Lynch	Indonesian Rupiah	276,046,000	United States Dollar	17,000	(22)
08/09/2024	Morgan Stanley	Indonesian Rupiah	306,666,909	United States Dollar	19,231	(370)
08/09/2024	BNP	United States Dollar	76,679	Indian Rupee	6,422,084	(1)
08/09/2024	HSBC Bank	United States Dollar	351,183	Indonesian Rupiah	5,730,255,615	(1,245)
08/09/2024	Merrill Lynch	United States Dollar	27,000	Indonesian Rupiah	439,495,200	(30)
08/09/2024	State Street	United States Dollar	30,000	Indonesian Rupiah	489,464,100	(104)
08/20/2024	Deutsche Bank	United States Dollar	24,200	Malaysian Ringgit	112,760	(379)
08/20/2024	HSBC Bank	United States Dollar	2,664	Malaysian Ringgit	12,335	(25)
08/20/2024	Merrill Lynch	United States Dollar	27,670	Malaysian Ringgit	128,148	(263)
08/20/2024	Standard Chartered Bank	United States Dollar	50,000	Malaysian Ringgit	234,440	(1,102)
08/29/2024	BNP	United States Dollar	36,000	Korean Won	49,615,200	(243)
08/30/2024	Merrill Lynch	Philippine Peso	280,655	United States Dollar	4,839	(33)
08/30/2024	Barclays	United States Dollar	25,000	Korean Won	34,590,000	(273)
08/30/2024	Morgan Stanley	United States Dollar	37,000	Korean Won	51,126,600	(355)
08/30/2024	Barclays	United States Dollar	40,000	Thai Baht	1,459,852	(1,060)
08/30/2024	HSBC Bank	United States Dollar	54,000	Thai Baht	1,981,109	(1,722)
08/30/2024	State Street	United States Dollar	11,100	Thai Baht	401,348	(188)
09/04/2024	Santander	Brazilian Real	70,200	United States Dollar	12,403	(37)
09/04/2024	Standard Chartered Bank	Brazilian Real	481,865	United States Dollar	85,000	(122)
09/06/2024	Merrill Lynch	Kazakhstan Tenge	6,776,632	United States Dollar	14,796	(610)
09/06/2024	Standard Chartered Bank	Kazakhstan Tenge	6,804,419	United States Dollar	14,897	(653)
09/09/2024	Merrill Lynch	Kazakhstan Tenge	11,072,533	United States Dollar	24,306	(1,135)
09/11/2024	BNP	United States Dollar	30,000	Chinese Offshore Yuan	216,536	(78)
09/11/2024	Deutsche Bank	United States Dollar	17,600	Chinese Offshore Yuan	127,139	(60)
09/11/2024	HSBC Bank	United States Dollar	68,515	Korean Won	94,232,384	(381)
09/11/2024	JPMorgan Chase	United States Dollar	50,000	Korean Won	68,915,000	(386)
09/11/2024	Morgan Stanley	United States Dollar	4,600	Korean Won	6,355,024	(45)
09/11/2024	Standard Chartered Bank	United States Dollar	50,000	Korean Won	68,970,000	(426)
09/30/2024	Merrill Lynch	Kazakhstan Tenge	20,643,947	United States Dollar	44,000	(927)
09/30/2024	BNP	United States Dollar	28,400	Turkish Lira	1,009,223	(54)
09/30/2024	HSBC Bank	United States Dollar	3,116	Turkish Lira	113,879	(95)
10/31/2024	Standard Chartered Bank	Czech Koruna	1,484,084	United States Dollar	63,421	(37)
10/31/2024	UBS	Czech Koruna	60,080	United States Dollar	2,574	(8)
10/31/2024	Morgan Stanley	Hungarian Forint	11,845,635	United States Dollar	32,853	(405)
10/31/2024	JPMorgan Chase	Mexican Peso	135,399	United States Dollar	7,268	(109)
10/31/2024	Merrill Lynch	Mexican Peso	5,735,116	United States Dollar	312,428	(9,181)
10/31/2024	JPMorgan Chase	Peruvian Nuevo Sol	195,506	United States Dollar	52,676	(391)
10/31/2024	Santander	Polish Zloty	2,181,616	United States Dollar	551,985	(2,359)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
10/31/2024	Barings	Romanian Leu	402,579	United States Dollar	87,786	$(297)
10/31/2024	Citibank	Romanian Leu	19,560	United States Dollar	4,260	(9)
10/31/2024	Merrill Lynch	United States Dollar	186,278	Peruvian Nuevo Sol	698,747	(589)
10/31/2024	JPMorgan Chase	United States Dollar	2,543	South African Rand	47,246	(32)
10/31/2024	State Street	United States Dollar	24,900	South African Rand	463,274	(346)
11/12/2024	BNP	Indian Rupee	6,422,084	United States Dollar	76,425	(12)
11/12/2024	BNP	United States Dollar	128,610	Indonesian Rupiah	2,102,058,709	(366)
Subtotal Depreciation						(34,310)
Total						$62,234
At July 31, 2024, the Ashmore Emerging Markets Local Currency Bond Fund had the following over the counter interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
3M MYR KLIBO (Pay Quarterly)	3.622% (Receive Quarterly)	MYR	500,000	03/15/2028	$683	$—	$683	HSBC Bank
3M MYR KLIBO (Pay Quarterly)	3.680% (Receive Quarterly)	MYR	1,000,000	03/15/2028	1,812	—	1,812	HSBC Bank
							$2,495
At July 31, 2024, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
7-Day CNY CNRR (Pay Quarterly)	2.775% (Receive Quarterly)	CNY	1,700,000	03/15/2028	$8,731	$—	$8,731
3.576% (Pay Annually)	6M CZK PRBOR (Receive Semiannually)	CZK	6,120,000	09/18/2026	(930)	—	(930)
1-Day INR MIBOR (Pay Semiannually)	6.452% (Receive Semiannually)	INR	12,171,000	04/12/2029	1,146	—	1,146
9.400% (Pay Monthly)	28-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	3,000,000	09/06/2034	(2,086)	—	(2,086)
28-Day MXN-TIIE-BANXICO (Pay Monthly)	10.140% (Receive Monthly)	MXN	10,000,000	09/16/2026	2,074	—	2,074
9.415% (Pay Monthly)	28-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	4,000,000	09/06/2034	(2,993)	—	(2,993)
28-Day MXN-TIIE-BANXICO (Pay Monthly)	10.110% (Receive Monthly)	MXN	14,000,000	09/16/2026	2,497	—	2,497

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
6M PLN WIBOR (Pay Semiannually)	4.681% (Receive Annually)	PLN	300,000	06/19/2034	$(485)	$—	$(485)
6M PLN WIBOR (Pay Semiannually)	4.970% (Receive Annually)	PLN	620,000	09/18/2034	2,847	—	2,847
6M PLN WIBOR (Pay Semiannually)	4.788% (Receive Annually)	PLN	210,000	09/18/2029	326	—	326
1-Day THB THBRO (Pay Quarterly)	2.495% (Receive Quarterly)	THB	3,309,000	09/18/2029	1,377	—	1,377
1-Day THB THBRO (Pay Quarterly)	2.519% (Receive Quarterly)	THB	2,576,000	09/18/2029	1,153	—	1,153
							$13,657
**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $1,054,509)
Pan American Energy LLC, 8.500%, 04/30/2032		220,000	$228,939	0.55
Telecom Argentina S.A., 9.500%, 07/18/2031[2]		300,000	297,150	0.72
Transportadora de Gas del Sur S.A., 8.500%, 07/24/2031[2]		200,000	200,450	0.48
YPF S.A., 9.500%, 01/17/2031		325,000	333,125	0.80
			1,059,664	2.55
Brazil (Cost $7,336,927)
Aegea Finance S.a.r.l., 9.000%, 01/20/2031		300,000	315,750	0.76
CSN Inova Ventures, 6.750%, 01/28/2028		225,000	216,720	0.52
GUSAP III L.P., 7.250%, 04/16/2044		200,000	221,563	0.53
InterCement Financial Operations B.V., 5.750%, 07/17/2024[3,4]		300,000	209,250	0.50
Itau Unibanco Holding S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.222%), 4.625%, 02/27/2025[5]		235,000	229,567	0.55
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l., 6.750%, 03/15/2034		125,000	134,323	0.32
MC Brazil Downstream Trading S.a.r.l., 7.250%, 06/30/2031		332,207	306,876	0.74
Nexa Resources S.A., 6.750%, 04/09/2034		200,000	202,830	0.49
Oi S.A., 12.500%, (54% PIK), 12/15/2024[6]		441,690	439,481	1.06
Oi S.A., 12.500%, (52% PIK), 12/15/2024[6]		134,505	133,833	0.32
Oi S.A., 10.000%, 07/27/2025[3,6]		4,374,000	21,870	0.05
Petrobras Global Finance B.V., 6.850%, 06/05/2115		70,000	63,722	0.15
Raizen Fuels Finance S.A., 6.450%, 03/05/2034		200,000	206,150	0.50
Rumo Luxembourg S.a.r.l., 4.200%, 01/18/2032		250,000	213,672	0.52
Suzano Austria GmbH, 3.125%, 01/15/2032		130,000	107,860	0.26
Suzano Austria GmbH, 7.000%, 03/16/2047		200,000	208,250	0.50
Trident Energy Finance PLC, 12.500%, 11/30/2029		200,000	208,000	0.50
			3,439,717	8.27
Chile (Cost $1,324,737)
Banco de Credito e Inversiones S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.944%), 8.750%, 02/08/2029[5]		200,000	209,450	0.50
Banco Santander Chile, 2.700%, 01/10/2025		225,000	221,535	0.53
BPCE S.A., 3.150%, 03/06/2030		245,000	215,677	0.52
Cencosud S.A., 4.375%, 07/17/2027		200,000	192,900	0.46
GNL Quintero S.A., 4.634%, 07/31/2029		258,880	253,314	0.61
VTR Finance N.V., 6.375%, 07/15/2028		200,000	180,940	0.44
			1,273,816	3.06
China (Cost $19,466,924)
Central China Real Estate Ltd., 7.250%, 07/16/2024[3,4]		465,000	11,160	0.03
Central China Real Estate Ltd., 7.250%, 08/13/2024[3]		2,611,000	62,664	0.15
Central China Real Estate Ltd., 7.250%, 04/28/2025[3]		190,000	3,990	0.01
Central China Real Estate Ltd., 7.650%, 08/27/2025[3]		400,000	9,000	0.02
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[3,4]		200,000	11,500	0.03
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[3]		760,000	43,700	0.11

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[3]		1,236,000	$71,070	0.17
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[3]		1,099,000	63,192	0.15
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[3,4]		830,000	8,300	0.02
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[3,4]		3,360,000	33,600	0.08
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[3,4]		1,840,000	18,400	0.04
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[3,4]		925,000	11,563	0.03
Huarong Finance II Co. Ltd., 4.625%, 06/03/2026		210,000	204,750	0.49
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[3,4]		1,577,000	57,166	0.14
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[3,4]		1,850,000	67,062	0.16
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[3,4]		690,000	25,013	0.06
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024[3,4]		1,350,000	48,937	0.12
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[3]		1,180,000	42,775	0.10
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[3]		625,000	22,656	0.06
Meituan, 0.000%, 04/27/2027[7]		200,000	191,500	0.46
Redco Properties Group Ltd., 9.900%, 02/17/2024[3,4]		980,000	5,880	0.01
Sunac China Holdings Ltd., 6.000%, 09/30/2025[6]		122,490	15,311	0.04
Sunac China Holdings Ltd., 6.250%, 09/30/2026[6]		162,687	17,909	0.04
Sunac China Holdings Ltd., 6.500%, 09/30/2027[6]		170,254	17,451	0.04
Sunac China Holdings Ltd., 6.750%, 09/30/2028[6]		153,973	14,820	0.04
Sunac China Holdings Ltd., 15.000%, 09/30/2028[8]		865,000	159,463	0.38
Sunac China Holdings Ltd., 7.000%, 09/30/2029[6]		154,564	13,733	0.03
Sunac China Holdings Ltd., 7.250%, 09/30/2030[6]		150,395	12,408	0.03
Sunac China Holdings Ltd., 1.000%, 09/30/2032[6]		200,000	14,472	0.04
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[3,4]		3,200,550	200,034	0.48
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[3,4]		1,360,000	1,700	—
Zhenro Properties Group Ltd., 6.500%, 09/01/2022[3,4]		2,095,000	2,619	0.01
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[3,4]		700,000	875	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[3,4]		2,315,000	2,894	0.01
			1,487,567	3.58
Colombia (Cost $2,269,721)
AI Candelaria Spain S.A., 5.750%, 06/15/2033		250,000	203,437	0.49
Banco Davivienda S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.097%), 6.650%, 04/22/2031[5]		430,000	330,175	0.79
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.944%), 4.625%, 12/18/2029[5]		200,000	197,688	0.48
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.320%), 8.625%, 12/24/2034[5]		200,000	205,000	0.49
Ecopetrol S.A., 6.875%, 04/29/2030		50,000	48,625	0.12
Ecopetrol S.A., 8.875%, 01/13/2033		225,000	234,198	0.56
Ecopetrol S.A., 8.375%, 01/19/2036		200,000	199,000	0.48
Ecopetrol S.A., 5.875%, 05/28/2045		135,000	97,470	0.24
Empresas Publicas de Medellin ESP, 4.250%, 07/18/2029		200,000	174,358	0.42
Empresas Publicas de Medellin ESP, 4.375%, 02/15/2031		280,000	232,736	0.56
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.375%, 12/30/2030		200,000	167,125	0.40

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Colombia (continued)
Grupo Aval Ltd., 4.375%, 02/04/2030		200,000	$170,063	0.41
			2,259,875	5.44
Czech Republic (Cost $2,162,484)
Energo-Pro A.S., 8.500%, 02/04/2027		205,000	205,769	0.50
New World Resources N.V., 8.000%, 04/07/2020[3,4,9]	EUR	1,685,299	—	—
New World Resources N.V., 0.000%, 10/07/2020[2,3,4,9,10]	EUR	101,612	—	—
New World Resources N.V., 4.000%, 10/07/2020[3,4,9]	EUR	700,590	—	—
			205,769	0.50
Ecuador (Cost $263,194)
International Airport Finance S.A., 12.000%, 03/15/2033		252,378	268,631	0.65
			268,631	0.65
Georgia (Cost $195,540)
Bank of Georgia JSC, (Variable, USD SOFR ICE Swap Rate 5Y + 5.618%), 9.500%, 07/16/2029[5]		200,000	195,062	0.47
			195,062	0.47
Ghana (Cost $516,932)
Kosmos Energy Ltd., 7.125%, 04/04/2026		200,000	197,688	0.48
Tullow Oil PLC, 10.250%, 05/15/2026		316,000	304,447	0.73
			502,135	1.21
Guatemala (Cost $144,000)
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.250%, 04/27/2029		150,000	143,116	0.34
			143,116	0.34
Hong Kong (Cost $2,138,333)
AIA Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.758%), 2.700%, 04/07/2026[5]		200,000	189,875	0.46
Bank of East Asia (The) Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.300%), 4.875%, 04/22/2032[5]		300,000	289,875	0.70
Phoenix Lead Ltd., 4.850%, 02/23/2025		275,000	227,133	0.55
Prudential Funding Asia PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.517%), 2.950%, 11/03/2033[5]		200,000	180,313	0.43
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.850%), 6.187%, 07/06/2027[5]		260,000	264,251	0.64
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.976%), 7.750%, 08/15/2027[5]		200,000	203,500	0.49
Standard Chartered PLC, (Floating, U.S. SOFR + 1.170%), 6.541%, 05/14/2028		200,000	200,512	0.48
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.574%), 7.875%, 03/08/2030[5]		350,000	355,250	0.85
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.450%), 5.905%, 05/14/2035[5]		200,000	203,534	0.49
			2,114,243	5.09

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
India (Cost $2,159,926)
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.700%, 03/12/2042		200,000	$191,250	0.46
Adani Transmission Step-One Ltd., 4.250%, 05/21/2036		166,100	141,236	0.34
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		200,000	199,125	0.48
HDFC Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.925%), 3.700%, 08/25/2026[5]		225,000	210,516	0.51
India Airport Infra, 6.250%, 10/25/2025		250,000	250,000	0.60
JSW Hydro Energy Ltd., 4.125%, 05/18/2031		182,400	164,046	0.39
Muthoot Finance Ltd., 7.125%, 02/14/2028		200,000	202,875	0.49
Network i2i Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.390%), 3.975%, 03/03/2026[5]		300,000	286,594	0.69
Power Finance Corp. Ltd., 4.500%, 06/18/2029		235,000	228,317	0.55
Sammaan Capital Ltd., 9.700%, 07/03/2027		200,000	199,438	0.48
Vedanta Resources Finance II PLC, 13.875%, 01/21/2027		117,500	118,124	0.28
			2,191,521	5.27
Indonesia (Cost $1,160,222)
Freeport Indonesia PT, 6.200%, 04/14/2052		220,000	219,157	0.53
Indofood CBP Sukses Makmur Tbk PT, 4.745%, 06/09/2051		200,000	165,126	0.40
Medco Bell Pte. Ltd., 6.375%, 01/30/2027		355,000	350,918	0.84
Minejesa Capital B.V., 4.625%, 08/10/2030		185,960	179,451	0.43
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		310,000	286,072	0.69
			1,200,724	2.89
Iraq (Cost $187,983)
DNO A.S.A., 7.875%, 09/09/2026[2]		200,000	198,500	0.48
			198,500	0.48
Israel (Cost $977,814)
Energian Israel Finance Ltd., 8.500%, 09/30/2033[2]		235,000	223,250	0.54
Leviathan Bond Ltd., 6.125%, 06/30/2025[2]		125,000	121,750	0.29
Leviathan Bond Ltd., 6.500%, 06/30/2027[2]		130,000	121,901	0.29
Leviathan Bond Ltd., 6.750%, 06/30/2030[2]		270,000	240,300	0.58
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		205,000	209,701	0.51
			916,902	2.21
Jordan (Cost $198,741)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	194,896	0.47
			194,896	0.47
Kazakhstan (Cost $893,800)
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		210,000	204,855	0.49
KazMunayGas National Co. JSC, 5.750%, 04/19/2047		220,000	192,066	0.46
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		365,000	344,126	0.83
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		230,000	220,800	0.53
			961,847	2.31

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Kuwait (Cost $644,109)
MEGlobal Canada ULC, 5.000%, 05/18/2025		390,000	$387,344	0.93
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[5]		265,000	258,168	0.62
			645,512	1.55
Malaysia (Cost $300,997)
MISC Capital Two Labuan Ltd., 3.750%, 04/06/2027		315,000	305,156	0.73
			305,156	0.73
Mexico (Cost $3,064,924)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		200,000	209,000	0.50
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[5]		215,000	220,912	0.53
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[5]		335,000	312,599	0.75
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.214%), 8.125%, 01/08/2039[5]		200,000	206,063	0.50
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.875%, 02/15/2039		300,000	315,657	0.76
Cemex S.A.B. de C.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.534%), 5.125%, 06/08/2026[5]		250,000	243,282	0.58
CIBANCO S.A. Institucion de Banca Multiple Trust CIB, 4.375%, 07/22/2031		240,000	194,025	0.47
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		246,015	241,402	0.58
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		200,000	170,500	0.41
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.900%, 11/20/2026		200,000	189,400	0.46
Infraestructura Energetica Nova S.A.P.I. de C.V., 4.750%, 01/15/2051		200,000	147,250	0.35
Metalsa S.A.P.I. de C.V., 3.750%, 05/04/2031		150,000	122,484	0.29
Orbia Advance Corp. S.A.B. de C.V., 5.875%, 09/17/2044		200,000	181,000	0.44
Trust Fibra Uno, 6.390%, 01/15/2050		223,000	181,054	0.44
			2,934,628	7.06
Morocco (Cost $195,115)
OCP S.A., 5.125%, 06/23/2051		200,000	153,500	0.37
			153,500	0.37
Nigeria (Cost $356,647)
IHS Holding Ltd., 6.250%, 11/29/2028		400,000	357,376	0.86
			357,376	0.86
Panama (Cost $334,215)
C&W Senior Finance Ltd., 6.875%, 09/15/2027		370,000	359,710	0.87
			359,710	0.87
Papua New Guinea (Cost $304,290)
Puma International Financing S.A., 7.750%, 04/25/2029		300,000	303,844	0.73
			303,844	0.73

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Peru (Cost $860,137)
Banco de Credito del Peru S.A., 5.850%, 01/11/2029		90,000	$91,688	0.22
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.000%), 3.125%, 07/01/2030[5]		175,000	169,671	0.41
Cia de Minas Buenaventura S.A.A., 5.500%, 07/23/2026		200,000	193,500	0.47
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	191,100	0.46
Minsur S.A., 4.500%, 10/28/2031		215,000	191,651	0.46
			837,610	2.02
Philippines (Cost $250,083)
Petron Corp., (Variable, 7.574% - U.S. Treasury Yield Curve Rate CMT 5Y), 5.950%, 04/19/2026[5]		270,000	264,516	0.64
			264,516	0.64
Poland (Cost $281,414)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	300,000	285,932	0.69
			285,932	0.69
Qatar (Cost $1,075,748)
ABQ Finance Ltd., 1.875%, 09/08/2025		250,000	239,844	0.58
Ahli Bank QSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.451%), 4.000%, 02/17/2026[5]		320,000	300,400	0.72
CBQ Finance Ltd., 2.000%, 05/12/2026		260,000	245,050	0.59
Commercial Bank PSQC (The), (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.874%), 4.500%, 12/31/2040[5]		320,000	303,300	0.73
			1,088,594	2.62
Russian Federation (Cost $1,481,647)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[3,11]		1,605,000	2	—
			2	—
Saudi Arabia (Cost $1,874,641)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		347,782	335,718	0.80
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		300,000	298,500	0.72
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036		280,000	240,362	0.58
Greensaif Pipelines Bidco S.a.r.l., 5.853%, 02/23/2036[2]		200,000	200,610	0.48
Greensaif Pipelines Bidco S.a.r.l., 6.510%, 02/23/2042		235,000	244,400	0.59
Greensaif Pipelines Bidco S.a.r.l., 6.103%, 08/23/2042[2]		200,000	199,750	0.48
Saudi Arabian Oil Co., 5.875%, 07/17/2064[2]		200,000	195,026	0.47
SNB Funding Ltd., 2.750%, 10/02/2024		200,000	198,886	0.48
			1,913,252	4.60
Singapore (Cost $216,648)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[5]		220,000	216,564	0.52
			216,564	0.52

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Africa (Cost $1,522,319)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[5]		200,000	$194,875	0.47
Anglo American Capital PLC, 5.625%, 04/01/2030		230,000	234,384	0.56
Anglo American Capital PLC, 5.500%, 05/02/2033		200,000	199,938	0.48
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		270,000	245,025	0.59
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		210,000	215,906	0.52
Prosus N.V., 3.257%, 01/19/2027		200,000	187,750	0.45
Prosus N.V., 4.027%, 08/03/2050		360,000	245,250	0.59
			1,523,128	3.66
South Korea (Cost $1,228,050)
Kookmin Bank, 2.500%, 11/04/2030		200,000	170,734	0.41
Kyobo Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.887%), 5.900%, 06/15/2052[5]		225,000	225,070	0.54
POSCO, 5.875%, 01/17/2033		200,000	209,063	0.50
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.064%), 2.875%, 05/12/2026[5]		255,000	240,656	0.58
SK Hynix, Inc., 5.500%, 01/16/2029		200,000	202,414	0.49
Woori Bank, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.277%), 6.375%, 07/24/2029[2,5]		200,000	200,062	0.48
			1,247,999	3.00
Tanzania (Cost $481,743)
HTA Group Ltd., 2.875%, 03/18/2027		200,000	186,100	0.45
HTA Group Ltd., 7.500%, 06/04/2029		300,000	301,125	0.72
			487,225	1.17
Thailand (Cost $1,151,992)
Bangkok Bank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.729%), 5.000%, 09/23/2025[5]		270,000	264,870	0.64
Bangkok Bank PCL, 9.025%, 03/15/2029		130,000	149,609	0.36
Bangkok Bank PCL, 5.650%, 07/05/2034[2]		200,000	205,846	0.49
GC Treasury Center Co. Ltd., 2.980%, 03/18/2031		200,000	172,688	0.41
Kasikornbank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.700%), 3.343%, 10/02/2031[5]		245,000	231,295	0.56
Thaioil Treasury Center Co. Ltd., 3.500%, 10/17/2049		210,000	145,294	0.35
			1,169,602	2.81
Turkey (Cost $1,957,977)
Akbank TAS, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.270%), 9.369%, 03/14/2029[5]		400,000	399,000	0.96
Sisecam UK PLC, 8.625%, 05/02/2032		250,000	254,875	0.61
Turkiye Garanti Bankasi A.S., (Variable, USD ICE Swap Rate 5Y + 4.220%), 7.177%, 05/24/2027[5]		205,000	203,227	0.49
Turkiye Garanti Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.090%), 8.375%, 02/28/2034[5]		300,000	300,000	0.72
Turkiye Is Bankasi A.S., 7.750%, 06/12/2029		300,000	301,500	0.73

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Turkey (continued)
Turkiye Vakiflar Bankasi T.A.O., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.669%), 8.994%, 10/05/2034[2,5]		200,000	$201,540	0.48
Yapi ve Kredi Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.499%), 9.743%, 04/04/2029[5]		300,000	301,781	0.73
			1,961,923	4.72
Ukraine (Cost $347,633)
MHP Lux S.A., 6.950%, 04/03/2026		210,000	179,550	0.43
VEON Holdings B.V., 3.375%, 11/25/2027		205,000	166,819	0.40
			346,369	0.83
United Arab Emirates (Cost $1,629,232)
Alpha Star Holding VII Ltd., 7.750%, 04/27/2026		205,000	207,114	0.50
DP World Ltd., 6.850%, 07/02/2037		100,000	109,969	0.26
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[5]		250,000	248,438	0.60
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.138%), 4.500%, 04/05/2026[5]		300,000	290,062	0.70
Galaxy Pipeline Assets Bidco Ltd., 1.750%, 09/30/2027		196,420	185,003	0.44
Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034		267,432	230,994	0.56
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.539%), 6.375%, 03/20/2026[5]		380,000	375,440	0.90
			1,647,020	3.96
Venezuela (Cost $4,353,946)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[3,4]		2,875,000	2,587,500	6.23
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[3]		5,004,004	615,492	1.48
			3,202,992	7.71
Vietnam (Cost $282,562)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		324,663	311,271	0.75
			311,271	0.75
Zambia (Cost $344,896)
First Quantum Minerals Ltd., 8.625%, 06/01/2031		353,000	351,235	0.84
			351,235	0.84
Total Debt Securities (Cost $66,992,752)			40,528,945	97.50
Bank Loans
Czech Republic (Cost $362,933)
New World Resources N.V., 8.500%, 10/07/2016[4,9]	EUR	952,166	—	—
			—	—
Total Bank Loans (Cost $362,933)			—	—

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $40,710)
Sunac Services Holdings Ltd.[2]	HKD	149,634	$33,642	0.08
			33,642	0.08
Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A*,9	GBP	36,580,138	—	—
			—	—
Niger (Cost $877,496)
Savannah Energy PLC*,11	GBP	2,258,852	760,813	1.83
			760,813	1.83
Total Equity Securities (Cost $2,011,459)			794,455	1.91
Total Investments (Total Cost $69,367,144)			41,323,400	99.41
Other Assets Less Liabilities			244,534	0.59
Net Assets			$41,567,934	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2024 , these securities had a total value of $2,639,777 or 6.34% of net assets.
[3]	Issuer has defaulted on terms of debt obligation.
[4]	Maturity has been extended under the terms of a plan of reorganization.
[5]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Zero coupon bond.
[8]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[9]	Security has been deemed worthless and is a Level 3 investment.
[10]	Restricted security that has been deemed illiquid. At July 31, 2024 the value of these restricted illiquid securities amount to $0 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 0.000%, 10/07/2020	10/7/14	$—

[11]	Security is a Level 3 investment.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
At July 31, 2024, the Ashmore Emerging Markets Corporate Income Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
2-Year U.S. Treasury Note	28	9/30/2024	USD	$5,750,281	$25,484
Total					$25,484

At July 31, 2024, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/14/2024	Barclays	Euro	117,404	United States Dollar	127,078	$71
Subtotal Appreciation						71
08/14/2024	Barclays	Euro	152,285	United States Dollar	166,153	(1,229)
08/14/2024	Barclays	United States Dollar	713,615	British Pound	570,129	(19,421)
08/14/2024	Barclays	United States Dollar	563,848	Euro	525,643	(5,424)
Subtotal Depreciation						(26,074)
Total						$(26,003)

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $9,188,529)
Banco do Brasil S.A., 4.875%, 01/11/2029		400,000	$386,700	1.17
CSN Inova Ventures, 6.750%, 01/28/2028		440,000	423,808	1.29
InterCement Financial Operations B.V., 5.750%, 07/17/2024[2,3]		2,000,000	1,395,000	4.23
NBM U.S. Holdings, Inc., 7.000%, 05/14/2026		400,000	400,400	1.21
Oi S.A., 12.500%, (54% PIK), 12/15/2024[4]		246,267	245,035	0.74
Oi S.A., 12.500%, (52% PIK), 12/15/2024[4]		96,220	95,739	0.29
Oi S.A., 10.000%, 07/27/2025[2,4]		5,400,000	27,000	0.08
Suzano Austria GmbH, 6.000%, 01/15/2029		300,000	302,520	0.92
			3,276,202	9.93
Chile (Cost $279,770)
Inversiones CMPC S.A., 4.750%, 09/15/2024		280,000	278,460	0.84
			278,460	0.84
China (Cost $26,027,828)
Central China Real Estate Ltd., 7.900%, 11/07/2023[2,3]		560,000	13,440	0.04
Central China Real Estate Ltd., 7.250%, 07/16/2024[2,3]		1,275,000	30,600	0.09
Central China Real Estate Ltd., 7.250%, 08/13/2024[2]		979,000	23,496	0.07
Central China Real Estate Ltd., 7.250%, 04/08/2025[2]		190,000	3,990	0.01
Central China Real Estate Ltd., 7.500%, 07/14/2025[2]		422,000	10,128	0.03
Central China Real Estate Ltd., 7.650%, 08/27/2025[2]		560,000	12,600	0.04
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[2,3]		410,000	23,575	0.07
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[2]		800,000	46,000	0.14
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[2]		1,135,000	65,262	0.20
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[2]		1,085,000	62,387	0.19
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[2,3]		4,000,000	40,000	0.12
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[2,3]		4,160,000	52,000	0.16
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[2,3]		1,510,000	18,875	0.06
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[2,3]		4,875,000	176,719	0.54
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[2,3]		3,930,000	142,462	0.43
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[2]		4,280,000	155,150	0.47
KWG Group Holdings Ltd., 6.000%, 01/14/2024[2,3]		205,000	12,813	0.04
New Metro Global Ltd., 4.625%, 10/15/2025		310,000	233,858	0.71
Sunac China Holdings Ltd., 6.000%, 09/30/2025[4]		88,551	11,069	0.03
Sunac China Holdings Ltd., 6.250%, 09/30/2026[4]		88,658	9,759	0.03
Sunac China Holdings Ltd., 6.500%, 09/30/2027[4]		91,588	9,388	0.03
Sunac China Holdings Ltd., 6.750%, 09/30/2028[4]		138,704	13,350	0.04
Sunac China Holdings Ltd., 0.000%, 09/30/2028[5]		473,000	87,198	0.26
Sunac China Holdings Ltd., 7.000%, 09/30/2029[4]		139,027	12,353	0.04
Sunac China Holdings Ltd., 7.250%, 09/30/2030[4]		125,568	10,359	0.03
Sunac China Holdings Ltd., 1.000%, 09/30/2032[4]		229,624	16,616	0.05
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[2,3]		670,000	41,875	0.13
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[2,3]		4,940,000	308,750	0.94
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[2,3]		4,920,000	6,150	0.02

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[2,3]		813,000	$1,016	—
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[2,3]		1,017,000	1,271	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[2,3]		575,000	719	—
			1,653,228	5.01
Czech Republic (Cost $403,467)
Energo-Pro A.S., 8.500%, 02/04/2027		400,000	401,500	1.22
			401,500	1.22
Egypt (Cost $193,718)
Egypt (Rep of), 7.500%, 01/31/2027		200,000	194,250	0.59
			194,250	0.59
Ghana (Cost $1,246,803)
Tullow Oil PLC, 10.250%, 05/15/2026		1,230,000	1,185,031	3.59
			1,185,031	3.59
Guatemala (Cost $339,204)
Millicom International Cellular S.A., 5.125%, 01/15/2028		360,000	346,727	1.05
			346,727	1.05
Hong Kong (Cost $404,401)
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.100%), 7.776%, 11/16/2025[6]		200,000	201,258	0.61
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.850%), 6.187%, 07/06/2027[6]		200,000	203,270	0.62
			404,528	1.23
Hungary (Cost $410,542)
OTP Bank Nyrt., (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.711%), 7.500%, 05/25/2027[6]		400,000	410,750	1.25
			410,750	1.25
India (Cost $2,227,709)
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		653,370	616,005	1.87
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		900,000	896,063	2.71
India Airport Infra, 6.250%, 10/25/2025		600,000	600,000	1.82
TML Holdings Pte. Ltd., 4.350%, 06/09/2026		200,000	193,500	0.59
			2,305,568	6.99
Indonesia (Cost $1,091,844)
Bank Negara Indonesia Persero Tbk PT, 3.750%, 03/30/2026		335,000	322,123	0.97
Freeport Indonesia PT, 4.763%, 04/14/2027		400,000	394,876	1.20
Medco Bell Pte. Ltd., 6.375%, 01/30/2027		400,000	395,400	1.20
			1,112,399	3.37
Jordan (Cost $892,707)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		900,000	877,032	2.66
			877,032	2.66

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Kazakhstan (Cost $340,826)
KazMunayGas National Co. JSC, 4.750%, 04/19/2027		378,000	$368,195	1.12
			368,195	1.12
Mexico (Cost $2,703,763)
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		400,000	398,500	1.21
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.900%, 11/20/2026		330,000	312,510	0.95
Petroleos Mexicanos, 5.350%, 02/12/2028		1,864,000	1,690,555	5.12
Trust Fibra Uno, 5.250%, 01/30/2026		400,000	393,000	1.19
			2,794,565	8.47
Morocco (Cost $762,494)
OCP S.A., 4.500%, 10/22/2025		750,000	737,344	2.23
			737,344	2.23
Pakistan (Cost $189,052)
Pakistan (Rep of), 6.875%, 12/05/2027		219,000	187,793	0.57
			187,793	0.57
Peru (Cost $674,163)
Banco de Credito del Peru S.A., 5.850%, 01/11/2029		200,000	203,750	0.62
Cia de Minas Buenaventura S.A.A., 5.500%, 07/23/2026		325,000	314,437	0.95
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		160,000	155,400	0.47
			673,587	2.04
Saudi Arabia (Cost $1,597,193)
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		1,602,000	1,593,990	4.83
			1,593,990	4.83
South Africa (Cost $384,364)
Prosus N.V., 3.257%, 01/19/2027		410,000	384,887	1.17
			384,887	1.17
Tunisia (Cost $197,985)
Tunisia (Rep of), 6.375%, 07/15/2026	EUR	213,000	204,226	0.62
			204,226	0.62
United Arab Emirates (Cost $199,294)
BOS Funding Ltd., 4.000%, 09/18/2024		200,000	199,176	0.60
			199,176	0.60
United States (Cost $919,228)
U.S. Treasury Bill, 5.076%, 08/15/2024[7]		921,100	919,211	2.79
			919,211	2.79
Venezuela (Cost $11,158,543)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[2,3]		12,447,500	11,202,750	33.95
			11,202,750	33.95
Total Debt Securities (Cost $61,833,427)			31,711,399	96.12

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency	Shares	Value	% of Net Assets
Equity Securities
China (Cost $28,857)
Sunac Services Holdings Ltd.[8]	HKD	106,069	$23,847	0.07
			23,847	0.07
Total Equity Securities (Cost $28,857)			23,847	0.07
Total Investments (Total Cost $61,862,284)			31,735,246	96.19
Other Assets Less Liabilities			1,257,819	3.81
Net Assets			$32,993,065	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Issuer has defaulted on terms of debt obligation.
[3]	Maturity has been extended under the terms of a plan of reorganization.
[4]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[5]	Zero coupon bond.
[6]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[7]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[8]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2024 , these securities had a total value of $23,847 or 0.07% of net assets.
Percentages shown are based on net assets.
At July 31, 2024, the Ashmore Emerging Markets Short Duration Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/14/2024	Barclays	United States Dollar	201,951	Euro	188,268	$(1,943)
Subtotal Depreciation						(1,943)
Total						$(1,943)

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $750,405)
Globant S.A.*		1,900	$369,949	1.80
Grupo Financiero Galicia S.A. ADR*		5,628	163,043	0.79
Vista Energy S.A.B. de C.V. ADR*		4,500	202,770	0.99
			735,762	3.58
Brazil (Cost $885,818)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR*		11,213	175,259	0.85
Raia Drogasil S.A.	BRL	74,000	361,094	1.76
Vale S.A.	BRL	28,000	305,091	1.49
			841,444	4.10
China (Cost $4,681,341)
Alibaba Group Holding Ltd.	HKD	51,600	508,285	2.48
ANTA Sports Products Ltd.	HKD	30,600	271,382	1.32
Baidu, Inc., Class A*	HKD	8,700	96,488	0.47
BYD Co. Ltd., Class H	HKD	16,000	472,133	2.30
JD.com, Inc., Class A	HKD	14,250	187,759	0.91
KE Holdings, Inc. ADR		19,200	265,920	1.30
Meituan, Class B*,2	HKD	59,040	816,677	3.98
PDD Holdings, Inc.*		4,667	601,530	2.93
Tencent Holdings Ltd.	HKD	31,200	1,440,556	7.02
Trip.com Group Ltd. ADR*		4,814	204,739	1.00
			4,865,469	23.71
Hong Kong (Cost $624,611)
AIA Group Ltd.	HKD	80,600	537,186	2.62
			537,186	2.62
India (Cost $2,556,566)
HDFC Bank Ltd. ADR		3,512	210,755	1.03
ICICI Bank Ltd. ADR		31,098	905,263	4.41
Maruti Suzuki India Ltd.	INR	3,559	558,925	2.72
Reliance Industries Ltd.	INR	18,894	682,793	3.32
Tata Consultancy Services Ltd.	INR	14,724	773,250	3.77
			3,130,986	15.25
Indonesia (Cost $99,748)
Bank Central Asia Tbk PT	IDR	174,100	110,526	0.54
			110,526	0.54
Kuwait (Cost $213,207)
National Bank of Kuwait S.A.K.P.	KWD	76,079	225,562	1.10
			225,562	1.10
Mexico (Cost $612,878)
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	41,400	310,228	1.51

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mexico (continued)
Wal-Mart de Mexico S.A.B. de C.V.	MXN	60,200	$200,203	0.98
			510,431	2.49
Russian Federation (Cost $2,514,310)
Gazprom PJSC*,3	RUB	84,440	—	—
LUKOIL PJSC[3]	RUB	12,180	—	—
Moscow Exchange MICEX-RTS PJSC[4]	RUB	528,670	1	—
			1	—
Saudi Arabia (Cost $727,745)
Al Rajhi Bank	SAR	23,140	528,372	2.57
Dr. Sulaiman Al Habib Medical Services Group Co.	SAR	2,778	213,544	1.04
			741,916	3.61
South Africa (Cost $1,148,887)
Absa Group Ltd.	ZAR	25,124	220,406	1.07
Clicks Group Ltd.	ZAR	8,009	155,577	0.76
FirstRand Ltd.	ZAR	39,475	177,056	0.86
Naspers Ltd., Class N	ZAR	3,287	635,525	3.10
			1,188,564	5.79
South Korea (Cost $1,566,382)
Samsung Biologics Co. Ltd.*,2	KRW	183	125,120	0.61
Samsung Electronics Co. Ltd.	KRW	15,001	922,327	4.49
SK Hynix, Inc.	KRW	2,933	425,734	2.08
SK Square Co. Ltd.*	KRW	4,213	257,369	1.25
			1,730,550	8.43
Taiwan (Cost $2,467,561)
Alchip Technologies Ltd.	TWD	2,800	226,824	1.10
ASE Technology Holding Co. Ltd.	TWD	25,000	117,495	0.57
Delta Electronics, Inc.	TWD	15,000	191,842	0.93
Hon Hai Precision Industry Co. Ltd.	TWD	35,000	216,646	1.06
MediaTek, Inc.	TWD	4,000	151,607	0.74
Parade Technologies Ltd.	TWD	4,000	91,574	0.45
Realtek Semiconductor Corp.	TWD	20,000	314,409	1.53
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	53,021	1,524,044	7.43
Wistron Corp.	TWD	34,000	101,768	0.50
			2,936,209	14.31
Thailand (Cost $468,077)
Airports of Thailand PCL	THB	262,000	413,452	2.01
			413,452	2.01
United Arab Emirates (Cost $377,781)
Aldar Properties PJSC	AED	263,978	530,881	2.59
			530,881	2.59
Total Common Stocks (Cost $19,695,317)			18,498,939	90.13

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Preferred Stocks
South Korea (Cost $425,313)
Samsung Electronics Co. Ltd., 2.227%[5]	KRW	8,671	$405,370	1.97
			405,370	1.97
Total Preferred Stocks (Cost $425,313)			405,370	1.97
Total Investments (Total Cost $20,120,630)			18,904,309	92.10
Other Assets Less Liabilities			1,620,606	7.90
Net Assets			$20,524,915	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2024 , these securities had a total value of $941,797 or 4.59% of net assets.
[3]	Security has been deemed worthless and is a Level 3 investment.
[4]	Security is a Level 3 investment.
[5]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At July 31, 2024, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	7.5%
Consumer Discretionary	20.7
Consumer Staples	3.5
Energy	4.3
Financials	16.5
Health Care	1.6
Industrials	3.3
Information Technology	28.4
Materials	1.5
Real Estate	3.9
Utilities	0.9
Total Investments	92.1
Other Assets Less Liabilities	7.9
Net Assets	100.0%

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $66,579)
Despegar.com Corp.*		6,900	$80,178	0.77
			80,178	0.77
Brazil (Cost $693,033)
Arcos Dorados Holdings, Inc., Class A		18,300	176,778	1.70
Oncoclinicas do Brasil Servicos Medicos S.A.*	BRL	158,300	175,760	1.70
TOTVS S.A.*	BRL	29,000	142,279	1.37
			494,817	4.77
China (Cost $1,121,304)
Atour Lifestyle Holdings Ltd. ADR		8,453	141,503	1.36
CIMC Enric Holdings Ltd.	HKD	214,000	199,676	1.92
Fu Shou Yuan International Group Ltd.	HKD	277,000	173,969	1.68
JNBY Design Ltd.	HKD	121,000	197,706	1.91
Sieyuan Electric Co. Ltd., Class A	CNH	21,000	192,627	1.86
Sunresin New Materials Co. Ltd., Class A	CNH	33,600	184,318	1.78
			1,089,799	10.51
Hungary (Cost $138,048)
Wizz Air Holdings PLC*,2	GBP	4,929	120,985	1.17
			120,985	1.17
India (Cost $1,849,502)
Aarti Industries Ltd.	INR	23,402	209,520	2.02
APL Apollo Tubes Ltd.	INR	11,174	199,244	1.92
CreditAccess Grameen Ltd.	INR	10,169	161,985	1.56
Cyient Ltd.	INR	7,453	157,054	1.52
Eris Lifesciences Ltd.*,2	INR	13,743	185,730	1.79
JB Chemicals & Pharmaceuticals Ltd.	INR	5,550	127,826	1.23
Krishna Institute of Medical Sciences Ltd.*,2	INR	9,392	241,248	2.33
Medi Assist Healthcare Services Ltd.*,2	INR	43,089	309,394	2.98
PB Fintech Ltd.*	INR	11,908	207,370	2.00
Quess Corp. Ltd.[2]	INR	26,745	228,830	2.21
Radico Khaitan Ltd.	INR	12,244	253,095	2.44
			2,281,296	22.00
Indonesia (Cost $279,255)
Bank Syariah Indonesia Tbk PT	IDR	839,700	134,332	1.29
Ciputra Development Tbk PT	IDR	2,870,200	221,511	2.14
			355,843	3.43
Malaysia (Cost $536,289)
My EG Services Bhd.	MYR	2,657,797	572,359	5.52
			572,359	5.52
Mexico (Cost $584,050)
Genomma Lab Internacional S.A.B. de C.V., Class B	MXN	208,100	214,902	2.07

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mexico (continued)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		1,700	$117,215	1.13
Grupo Traxion S.A.B. de C.V.*,2	MXN	163,800	196,761	1.90
			528,878	5.10
Philippines (Cost $138,212)
DigiPlus Interactive Corp.	PHP	782,200	226,445	2.18
			226,445	2.18
Poland (Cost $157,939)
Benefit Systems S.A.	PLN	246	164,425	1.58
			164,425	1.58
Saudi Arabia (Cost $105,373)
United International Transportation Co.	SAR	5,184	123,503	1.19
			123,503	1.19
South Africa (Cost $98,131)
Karooooo Ltd.		3,618	141,030	1.36
			141,030	1.36
South Korea (Cost $1,315,098)
Classys, Inc.	KRW	5,623	190,280	1.84
DB Insurance Co. Ltd.	KRW	1,444	116,320	1.12
Dentium Co. Ltd.	KRW	1,497	102,297	0.99
Eugene Technology Co. Ltd.	KRW	7,043	237,597	2.29
Hana Materials, Inc.	KRW	5,285	195,601	1.89
Hansol Chemical Co. Ltd.	KRW	1,833	218,270	2.10
KoMiCo Ltd.	KRW	5,775	312,261	3.01
Park Systems Corp.	KRW	1,055	126,843	1.22
			1,499,469	14.46
Taiwan (Cost $2,109,255)
Alchip Technologies Ltd.	TWD	3,000	243,025	2.34
Andes Technology Corp.*	TWD	16,000	181,439	1.75
E Ink Holdings, Inc.	TWD	29,000	237,995	2.30
eCloudvalley Digital Technology Co. Ltd.	TWD	58,977	193,595	1.87
Gudeng Precision Industrial Co. Ltd.	TWD	26,000	364,211	3.51
Kaori Heat Treatment Co. Ltd.	TWD	19,000	206,178	1.99
Lotes Co. Ltd.	TWD	3,000	129,095	1.24
Parade Technologies Ltd.	TWD	9,000	206,041	1.99
Sinbon Electronics Co. Ltd.	TWD	15,000	150,388	1.45
WinWay Technology Co. Ltd.	TWD	10,000	323,812	3.12
			2,235,779	21.56
United Arab Emirates (Cost $433,595)
Burjeel Holdings PLC	AED	315,992	230,045	2.22

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (continued)
Spinneys 1961 Holding PLC*	AED	371,212	$151,578	1.46
			381,623	3.68
Total Common Stocks (Cost $9,625,663)			10,296,429	99.28
Total Investments (Total Cost $9,625,663)			10,296,429	99.28
Other Assets Less Liabilities			74,490	0.72
Net Assets			$10,370,919	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2024 , these securities had a total value of $1,282,948 or 12.38% of net assets.
Percentages shown are based on net assets.
At July 31, 2024, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	9.6%
Consumer Staples	3.9
Financials	6.0
Health Care	17.2
Industrials	20.5
Information Technology	32.2
Materials	7.8
Real Estate	2.1
Total Investments	99.3
Other Assets Less Liabilities	0.7
Net Assets	100.0%

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $979,483)
Globant S.A.*		5,550	$1,080,641	1.28
			1,080,641	1.28
Cambodia (Cost $1,571,806)
NagaCorp Ltd.*	HKD	2,311,263	1,115,844	1.32
			1,115,844	1.32
Egypt (Cost $1,115,575)
Commercial International Bank - Egypt (CIB) GDR (Registered)		499,154	822,572	0.98
E-Finance for Digital & Financial Investments	EGP	955,999	478,998	0.57
			1,301,570	1.55
Greece (Cost $1,061,850)
Piraeus Financial Holdings S.A.	EUR	252,705	1,065,701	1.27
			1,065,701	1.27
Iceland (Cost $1,161,795)
Arion Banki HF2	ISK	1,135,801	1,091,882	1.30
			1,091,882	1.30
Kazakhstan (Cost $5,614,872)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		133,699	2,348,853	2.79
Kaspi.KZ JSC GDR (Registered)		34,799	4,528,394	5.38
NAC Kazatomprom JSC GDR (Registered)		30,957	1,176,099	1.39
			8,053,346	9.56
Kenya (Cost $525,300)
Safaricom PLC	KES	5,559,200	684,995	0.81
			684,995	0.81
Kuwait (Cost $4,274,885)
Gulf Bank KSCP	KWD	1,230,000	1,252,349	1.49
National Bank of Kuwait S.A.K.P.	KWD	1,003,162	2,974,214	3.53
			4,226,563	5.02
Mauritius (Cost $804,246)
MCB Group Ltd.	MUR	112,185	925,862	1.10
			925,862	1.10
Morocco (Cost $1,294,514)
Akdital Holding	MAD	1,368	129,904	0.15
Attijariwafa Bank	MAD	14,004	782,799	0.93
Label Vie	MAD	1,469	673,240	0.80
			1,585,943	1.88
Pakistan (Cost $1,663,087)
Searle (The) Co. Ltd.*	PKR	2,635,000	546,847	0.65

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Pakistan (continued)
Systems Ltd.	PKR	647,947	$968,429	1.15
			1,515,276	1.80
Peru (Cost $690,217)
Credicorp Ltd.		4,830	824,191	0.98
			824,191	0.98
Philippines (Cost $8,844,079)
Ayala Land, Inc.	PHP	3,164,300	1,600,947	1.90
BDO Unibank, Inc.	PHP	994,662	2,324,975	2.76
DigiPlus Interactive Corp.	PHP	14,518,100	4,202,948	4.99
International Container Terminal Services, Inc.	PHP	308,170	1,874,538	2.23
SM Prime Holdings, Inc.	PHP	3,286,800	1,628,756	1.93
			11,632,164	13.81
Qatar (Cost $3,555,659)
Doha Bank QPSC	QAR	2,787,871	1,135,747	1.35
Qatar Gas Transport Co. Ltd.	QAR	1,011,286	1,249,910	1.48
Qatar National Bank QPSC	QAR	311,283	1,307,124	1.55
			3,692,781	4.38
Romania (Cost $4,568,447)
Banca Transilvania S.A.	RON	673,987	4,251,425	5.05
OMV Petrom S.A.	RON	15,695,354	2,692,883	3.20
			6,944,308	8.25
Saudi Arabia (Cost $3,335,524)
Al Babtain Power & Telecommunication Co.	SAR	76,525	744,493	0.88
AlKhorayef Water & Power Technologies Co.*	SAR	14,189	685,560	0.81
Bupa Arabia for Cooperative Insurance Co.	SAR	13,535	832,478	0.99
Dr. Sulaiman Al Habib Medical Services Group Co.	SAR	15,308	1,176,719	1.40
			3,439,250	4.08
Slovenia (Cost $1,394,777)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	82,303	2,333,805	2.77
			2,333,805	2.77
United Arab Emirates (Cost $10,966,563)
Abu Dhabi Islamic Bank PJSC	AED	604,939	2,019,977	2.40
ADNOC Drilling Co. PJSC	AED	1,121,326	1,343,068	1.59
Aldar Properties PJSC	AED	1,139,486	2,291,596	2.72
Burjeel Holdings PLC	AED	1,085,697	790,397	0.94
Emaar Properties PJSC	AED	1,268,578	2,980,950	3.54
Emirates NBD Bank PJSC	AED	388,528	2,022,432	2.40
Salik Co. PJSC	AED	870,000	798,369	0.95
Taaleem Holdings PJSC	AED	791,016	805,636	0.96
			13,052,425	15.50

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Vietnam (Cost $13,045,271)
Asia Commercial Bank JSC	VND	995,245	$968,305	1.15
Bank for Foreign Trade of Vietnam JSC*	VND	412,584	1,459,661	1.73
FPT Corp.	VND	545,025	2,792,264	3.32
Gemadept Corp.	VND	680,500	2,162,773	2.57
Hoa Phat Group JSC*	VND	915,200	988,126	1.17
IDICO Corp. JSC	VND	883,200	2,073,423	2.46
Mobile World Investment Corp.	VND	471,000	1,185,501	1.41
Nam Long Investment Corp.	VND	1,104,200	1,806,156	2.15
Phu Nhuan Jewelry JSC	VND	315,366	1,216,159	1.44
Vietnam Prosperity JSC Bank	VND	814,500	614,071	0.73
			15,266,439	18.13
Total Common Stocks (Cost $66,467,950)			79,832,986	94.79
Investment Companies
Vietnam Enterprise Investments Ltd., Class C *	GBP	92,152	676,294	0.81
Total Investment Companies (Cost $676,452)			676,294	0.81
Total Investments (Total Cost $67,144,402)			80,509,280	95.60
Other Assets Less Liabilities			3,709,711	4.40
Net Assets			$84,218,991	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2024 , these securities had a total value of $1,091,882 or 1.30% of net assets.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)

At July 31, 2024, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	0.8%
Consumer Discretionary	10.1
Consumer Staples	0.8
Energy	7.7
Financials	44.0
Health Care	3.1
Industrials	9.1
Information Technology	5.8
Materials	1.2
Real Estate	12.2
Utilities	0.8
Total Investments	95.6
Other Assets Less Liabilities	4.4
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $10,723,713)
Arcos Dorados Holdings, Inc., Class A		108,000	$1,043,280	0.76
Localiza Rent a Car S.A.*	BRL	161,737	1,253,314	0.92
MercadoLibre, Inc.*		800	1,335,120	0.98
NU Holdings Ltd., Class A*		109,400	1,327,022	0.97
Rede D’Or Sao Luiz S.A.*,2	BRL	255,600	1,246,785	0.91
StoneCo Ltd., Class A*		109,100	1,431,392	1.05
TOTVS S.A.*	BRL	409,300	2,008,093	1.47
			9,645,006	7.06
China (Cost $30,416,112)
ANTA Sports Products Ltd.	HKD	286,600	2,541,768	1.86
Contemporary Amperex Technology Co. Ltd., Class A	CNH	51,300	1,319,137	0.96
H World Group Ltd. ADR		65,236	1,957,080	1.43
Hongfa Technology Co. Ltd., Class A	CNH	327,011	1,242,326	0.91
KE Holdings, Inc. ADR		106,368	1,473,197	1.08
Meituan, Class B*,2	HKD	173,630	2,401,754	1.76
NetEase, Inc. ADR		22,819	2,101,858	1.54
Sieyuan Electric Co. Ltd., Class A	CNH	255,900	2,347,300	1.72
Sungrow Power Supply Co. Ltd., Class A	CNH	130,480	1,240,645	0.91
Sunresin New Materials Co. Ltd., Class A	CNH	278,700	1,528,850	1.12
Tencent Holdings Ltd.	HKD	221,700	10,236,260	7.49
Tencent Music Entertainment Group ADR		102,602	1,454,896	1.06
Trip.com Group Ltd. ADR*		32,945	1,401,151	1.03
			31,246,222	22.87
Hong Kong (Cost $3,773,099)
AIA Group Ltd.	HKD	452,800	3,017,836	2.21
			3,017,836	2.21
Hungary (Cost $1,328,136)
Wizz Air Holdings PLC*,2	GBP	47,599	1,168,347	0.86
			1,168,347	0.86
India (Cost $17,950,799)
Apollo Hospitals Enterprise Ltd.	INR	19,143	1,515,663	1.11
Axis Bank Ltd.	INR	172,391	2,407,742	1.76
Cipla Ltd.	INR	122,141	2,258,496	1.65
Cyient Ltd.	INR	64,296	1,354,884	0.99
HDFC Bank Ltd. ADR		73,372	4,403,054	3.22
Hero MotoCorp Ltd.	INR	30,239	1,987,533	1.46
InterGlobe Aviation Ltd.*,2	INR	40,344	2,159,605	1.58
Macrotech Developers Ltd.[2]	INR	82,958	1,303,261	0.95
PB Fintech Ltd.*	INR	96,146	1,674,316	1.23
			19,064,554	13.95

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Kazakhstan (Cost $1,417,943)
Kaspi.KZ JSC GDR (Registered)		17,759	$2,310,979	1.69
			2,310,979	1.69
Malaysia (Cost $1,638,230)
My EG Services Bhd.	MYR	9,861,506	2,123,684	1.55
			2,123,684	1.55
Mexico (Cost $7,159,815)
Fomento Economico Mexicano S.A.B. de C.V. ADR		12,233	1,348,688	0.99
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	MXN	122,025	1,946,859	1.42
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	195,900	1,467,962	1.07
Wal-Mart de Mexico S.A.B. de C.V.	MXN	511,800	1,702,063	1.25
			6,465,572	4.73
Philippines (Cost $1,414,613)
BDO Unibank, Inc.	PHP	552,100	1,290,507	0.95
			1,290,507	0.95
Russian Federation (Cost $1,633,271)
LUKOIL PJSC[3]	RUB	21,299	—	—
			—	—
Saudi Arabia (Cost $2,083,012)
Bupa Arabia for Cooperative Insurance Co.	SAR	20,609	1,267,568	0.93
Elm Co.	SAR	4,841	1,179,753	0.86
			2,447,321	1.79
South Korea (Cost $18,614,093)
Classys, Inc.	KRW	46,633	1,578,042	1.16
DB Insurance Co. Ltd.	KRW	23,296	1,876,585	1.37
Eugene Technology Co. Ltd.	KRW	35,838	1,209,003	0.89
Hana Materials, Inc.	KRW	30,679	1,135,448	0.83
Hansol Chemical Co. Ltd.	KRW	17,113	2,037,775	1.49
Hyundai Motor Co.	KRW	7,199	1,309,659	0.96
KoMiCo Ltd.	KRW	20,735	1,121,166	0.82
Samsung C&T Corp.	KRW	14,696	1,658,899	1.21
Samsung Electronics Co. Ltd.	KRW	58,909	3,621,980	2.65
SK Hynix, Inc.	KRW	24,594	3,569,897	2.61
SK Square Co. Ltd.*	KRW	25,461	1,555,391	1.14
			20,673,845	15.13
Taiwan (Cost $27,752,397)
Alchip Technologies Ltd.	TWD	19,000	1,539,159	1.13
Chroma ATE, Inc.	TWD	159,000	1,475,140	1.08
E Ink Holdings, Inc.	TWD	365,000	2,995,454	2.19
Gudeng Precision Industrial Co. Ltd.	TWD	108,000	1,512,877	1.11
Kaori Heat Treatment Co. Ltd.	TWD	87,000	944,077	0.69
Lotes Co. Ltd.	TWD	30,000	1,290,946	0.94

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Taiwan (continued)
MediaTek, Inc.	TWD	87,000	$3,297,460	2.41
Parade Technologies Ltd.	TWD	70,000	1,602,543	1.17
Sinbon Electronics Co. Ltd.	TWD	151,000	1,513,905	1.11
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	488,000	14,027,148	10.27
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		6,234	1,033,597	0.76
WinWay Technology Co. Ltd.	TWD	53,000	1,716,202	1.26
			32,948,508	24.12
United Arab Emirates (Cost $1,438,242)
Aldar Properties PJSC	AED	843,144	1,695,629	1.24
			1,695,629	1.24
Total Common Stocks (Cost $127,343,475)			134,098,010	98.15
Preferred Stocks
Brazil (Cost $1,524,884)
Petroleo Brasileiro S.A. ADR, 5.336%[4]		115,720	1,522,875	1.12
			1,522,875	1.12
South Korea (Cost $537,666)
Hyundai Motor Co., 10.004%[4]	KRW	4,859	590,682	0.43
			590,682	0.43
Total Preferred Stocks (Cost $2,062,550)			2,113,557	1.55
Rights
Brazil (Cost $—)
Localiza Rent a Car S.A.*	BRL	1,203	2,465	—
			2,465	—
Total Rights (Cost $—)			2,465	—
Total Investments (Total Cost $129,406,025)			136,214,032	99.70
Other Assets Less Liabilities			415,166	0.30
Net Assets			$136,629,198	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2024 , these securities had a total value of $8,279,752 or 6.06% of net assets.
[3]	Security has been deemed worthless and is a Level 3 investment.
[4]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)

At July 31, 2024, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	10.1%
Consumer Discretionary	10.7
Consumer Staples	2.2
Energy	1.1
Financials	16.5
Health Care	4.8
Industrials	13.9
Information Technology	34.5
Materials	2.6
Real Estate	3.3
Total Investments	99.7
Other Assets Less Liabilities	0.3
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $976,029)
MercadoLibre, Inc.*		100	$166,890	1.40
NU Holdings Ltd., Class A*		10,700	129,791	1.09
Oncoclinicas do Brasil Servicos Medicos S.A.*	BRL	95,200	105,700	0.89
Rede D’Or Sao Luiz S.A.*,2	BRL	40,600	198,042	1.66
TOTVS S.A.*	BRL	47,200	231,571	1.94
			831,994	6.98
China (Cost $2,889,120)
ANTA Sports Products Ltd.	HKD	28,200	250,097	2.10
Contemporary Amperex Technology Co. Ltd., Class A	CNH	9,600	246,856	2.07
KE Holdings, Inc. ADR		12,162	168,444	1.41
Meituan, Class B*,2	HKD	17,850	246,912	2.07
Sieyuan Electric Co. Ltd., Class A	CNH	25,900	237,574	1.99
Sungrow Power Supply Co. Ltd., Class A	CNH	27,920	265,472	2.23
Sunresin New Materials Co. Ltd., Class A	CNH	41,150	225,734	1.90
Tencent Holdings Ltd.	HKD	19,900	918,816	7.71
Trip.com Group Ltd. ADR*		3,836	163,145	1.37
			2,723,050	22.85
Hong Kong (Cost $462,789)
AIA Group Ltd.	HKD	49,000	326,577	2.74
			326,577	2.74
India (Cost $1,340,261)
Apollo Hospitals Enterprise Ltd.	INR	2,400	190,022	1.59
Axis Bank Ltd.	INR	13,172	183,970	1.54
Cipla Ltd.	INR	13,127	242,730	2.04
HDFC Bank Ltd. ADR		8,994	539,730	4.53
Hero MotoCorp Ltd.	INR	2,838	186,535	1.57
PB Fintech Ltd.*	INR	11,234	195,632	1.64
			1,538,619	12.91
Indonesia (Cost $92,687)
Bank Syariah Indonesia Tbk PT	IDR	832,800	133,228	1.12
			133,228	1.12
Malaysia (Cost $182,337)
My EG Services Bhd.	MYR	1,056,606	227,541	1.91
			227,541	1.91
Mexico (Cost $415,050)
Fomento Economico Mexicano S.A.B. de C.V. ADR		1,475	162,619	1.36
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	22,100	165,604	1.39
Wal-Mart de Mexico S.A.B. de C.V.	MXN	51,800	172,268	1.45
			500,491	4.20

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Saudi Arabia (Cost $170,350)
Bupa Arabia for Cooperative Insurance Co.	SAR	1,924	$118,337	0.99
Elm Co.	SAR	550	134,035	1.13
			252,372	2.12
South Korea (Cost $1,286,245)
DB Insurance Co. Ltd.	KRW	3,083	248,348	2.08
Eugene Technology Co. Ltd.	KRW	6,317	213,105	1.79
Samsung C&T Corp.	KRW	2,127	240,098	2.01
Samsung Electronics Co. Ltd.	KRW	3,152	193,799	1.63
SK Hynix, Inc.	KRW	2,865	415,864	3.49
SK Square Co. Ltd.*	KRW	2,707	165,368	1.39
			1,476,582	12.39
Taiwan (Cost $2,449,708)
Chroma ATE, Inc.	TWD	22,000	204,107	1.71
Delta Electronics, Inc.	TWD	17,000	217,421	1.83
E Ink Holdings, Inc.	TWD	57,000	467,783	3.93
Gudeng Precision Industrial Co. Ltd.	TWD	13,000	182,106	1.53
Kaori Heat Treatment Co. Ltd.	TWD	13,000	141,069	1.18
Lotes Co. Ltd.	TWD	3,000	129,095	1.08
MediaTek, Inc.	TWD	10,000	379,018	3.18
Parade Technologies Ltd.	TWD	6,000	137,361	1.15
Sinbon Electronics Co. Ltd.	TWD	17,000	170,440	1.43
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	41,000	1,178,510	9.89
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		786	130,319	1.09
			3,337,229	28.00
United Arab Emirates (Cost $381,018)
Abu Dhabi Islamic Bank PJSC	AED	57,955	193,520	1.62
Burjeel Holdings PLC	AED	252,203	183,606	1.54
			377,126	3.16
Total Common Stocks (Cost $10,645,594)			11,724,809	98.38
Total Investments (Total Cost $10,645,594)			11,724,809	98.38
Other Assets Less Liabilities			193,386	1.62
Net Assets			$11,918,195	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2024 , these securities had a total value of $444,954 or 3.73% of net assets.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)

At July 31, 2024, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:
Sector	Percentage of Net Assets
Communication Services	7.7%
Consumer Discretionary	8.5
Consumer Staples	2.8
Financials	18.8
Health Care	7.7
Industrials	12.8
Information Technology	36.8
Materials	1.9
Real Estate	1.4
Total Investments	98.4
Other Assets Less Liabilities	1.6
Net Assets	100.0%

ASHMORE EMERGING MARKETS LOW DURATION FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $900,081)
Banco do Brasil S.A., 4.625%, 01/15/2025		200,000	$198,974	1.99
BRF GmbH, 4.350%, 09/29/2026		200,000	191,578	1.91
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l., 5.125%, 02/01/2028		100,000	99,978	1.00
MercadoLibre, Inc., 2.375%, 01/14/2026		200,000	190,250	1.90
Suzano Austria GmbH, 5.750%, 07/14/2026		200,000	200,754	2.01
			881,534	8.81
Chile (Cost $536,562)
Banco Santander Chile, 2.700%, 01/10/2025		150,000	147,690	1.47
Celulosa Arauco y Constitucion S.A., 3.875%, 11/02/2027		200,000	188,494	1.88
Inversiones CMPC S.A., 4.750%, 09/15/2024		200,000	198,900	1.99
			535,084	5.34
China (Cost $201,410)
ENN Energy Holdings Ltd., 4.625%, 05/17/2027		200,000	197,813	1.98
			197,813	1.98
Colombia (Cost $101,757)
Ecopetrol S.A., 5.375%, 06/26/2026		100,000	98,400	0.98
			98,400	0.98
Czech Republic (Cost $94,856)
CETIN Group N.V., 3.125%, 04/14/2027	EUR	100,000	105,958	1.06
			105,958	1.06
Hong Kong (Cost $395,859)
HKT Capital No. 4 Ltd., 3.000%, 07/14/2026		200,000	192,562	1.92
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.100%), 7.776%, 11/16/2025[2]		200,000	201,258	2.01
			393,820	3.93
Hungary (Cost $205,168)
OTP Bank Nyrt., (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.711%), 7.500%, 05/25/2027[2]		200,000	205,375	2.05
			205,375	2.05
India (Cost $1,173,707)
Adani Ports & Special Economic Zone Ltd., 4.000%, 07/30/2027		200,000	187,744	1.87
Bharti Airtel Ltd., 4.375%, 06/10/2025		200,000	198,636	1.98
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		200,000	199,125	1.99
HDFC Bank Ltd., 5.686%, 03/02/2026		200,000	201,766	2.02
Shriram Finance Ltd., 6.625%, 04/22/2027		200,000	200,875	2.01
TML Holdings Pte. Ltd., 4.350%, 06/09/2026		200,000	193,500	1.93
			1,181,646	11.80

ASHMORE EMERGING MARKETS LOW DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (Cost $985,047)
Bank Mandiri Persero Tbk PT, 2.000%, 04/19/2026		200,000	$188,812	1.89
Bank Negara Indonesia Persero Tbk PT, 3.750%, 03/30/2026		200,000	192,312	1.92
Freeport Indonesia PT, 4.763%, 04/14/2027		200,000	197,438	1.97
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 4.750%, 05/15/2025		400,000	396,875	3.96
			975,437	9.74
Jordan (Cost $201,426)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	194,896	1.95
			194,896	1.95
Kazakhstan (Cost $378,623)
KazMunayGas National Co. JSC, 4.750%, 04/19/2027		200,000	194,812	1.94
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		200,000	192,000	1.92
			386,812	3.86
Kuwait (Cost $203,971)
MEGlobal Canada ULC, 5.000%, 05/18/2025		200,000	198,638	1.98
			198,638	1.98
Malaysia (Cost $192,342)
MISC Capital Two Labuan Ltd., 3.750%, 04/06/2027		200,000	193,750	1.94
			193,750	1.94
Mexico (Cost $741,728)
Bimbo Bakeries U.S.A., Inc., 6.050%, 01/15/2029		200,000	208,312	2.08
Petroleos Mexicanos, 5.350%, 02/12/2028		385,000	349,176	3.49
Trust Fibra Uno, 5.250%, 01/30/2026		200,000	196,500	1.96
			753,988	7.53
Morocco (Cost $195,139)
OCP S.A., 4.500%, 10/22/2025		200,000	196,625	1.96
			196,625	1.96
Oman (Cost $204,113)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	196,375	1.96
			196,375	1.96
Panama (Cost $201,329)
Banco Latinoamericano de Comercio Exterior S.A., 2.375%, 09/14/2025		200,000	191,600	1.91
			191,600	1.91
Peru (Cost $791,017)
Banco de Credito del Peru S.A., 2.700%, 01/11/2025		150,000	147,525	1.47
Credicorp Ltd., 2.750%, 06/17/2025		200,000	194,584	1.94
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	191,100	1.91
Southern Copper Corp., 3.875%, 04/23/2025		100,000	98,750	0.99

ASHMORE EMERGING MARKETS LOW DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Peru (continued)
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		160,000	$155,400	1.55
			787,359	7.86
Romania (Cost $99,052)
NE Property B.V., 1.875%, 10/09/2026	EUR	100,000	102,451	1.02
			102,451	1.02
Saudi Arabia (Cost $333,241)
SNB Funding Ltd., 2.750%, 10/02/2024		333,000	331,145	3.31
			331,145	3.31
Singapore (Cost $192,059)
BOC Aviation Ltd., 3.500%, 09/18/2027		200,000	191,838	1.92
			191,838	1.92
South Africa (Cost $389,925)
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		200,000	200,250	2.00
Prosus N.V., 3.257%, 01/19/2027		205,000	192,444	1.92
			392,694	3.92
South Korea (Cost $199,467)
SK On Co. Ltd., 5.375%, 05/11/2026		200,000	200,910	2.01
			200,910	2.01
Thailand (Cost $203,673)
Kasikornbank PCL, 5.458%, 03/07/2028		200,000	203,687	2.04
			203,687	2.04
United Arab Emirates (Cost $504,722)
Alpha Star Holding VIII Ltd., 8.375%, 04/12/2027		200,000	205,375	2.05
DIB Sukuk Ltd., 2.950%, 01/16/2026		200,000	193,063	1.93
Galaxy Pipeline Assets Bidco Ltd., 1.750%, 09/30/2027		112,240	105,716	1.06
			504,154	5.04
Total Debt Securities (Cost $9,626,274)			9,601,989	95.90
Total Investments (Total Cost $9,626,274)			9,601,989	95.90
Other Assets Less Liabilities			410,719	4.10
Net Assets			$10,012,708	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOW DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
At July 31, 2024, the Ashmore Emerging Markets Low Duration Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/14/2024	Barclays	United States Dollar	206,487	Euro	192,496	$(1,986)
Subtotal Depreciation						(1,986)
Total						$(1,986)

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $382,855)
Angola (Rep of), 8.000%, 11/26/2029		200,000	$181,063	0.95
Angola (Rep of), 9.125%, 11/26/2049		250,000	205,937	1.08
			387,000	2.03
Argentina (Cost $439,912)
Argentina (Rep of), 1.000%, 07/09/2029		124,000	71,920	0.38
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[2]		367,179	198,506	1.04
Argentina (Rep of), (Step to 4.750% on 07/09/27), 3.625%, 07/09/2035[2]		355,666	148,713	0.78
Argentina (Rep of), 4.250%, 01/09/2038		160,000	73,900	0.39
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[2]		215,000	85,664	0.45
			578,703	3.04
Azerbaijan (Cost $202,168)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		200,000	201,875	1.06
			201,875	1.06
Bahrain (Cost $211,087)
Bapco Energies BSC Closed, 8.375%, 11/07/2028		200,000	214,812	1.13
			214,812	1.13
Brazil (Cost $569,219)
Brazil (Rep of), 8.250%, 01/20/2034		15,000	17,264	0.09
Brazil (Rep of), 6.125%, 03/15/2034		200,000	197,194	1.04
Brazil (Rep of), 5.000%, 01/27/2045		200,000	158,648	0.83
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2035	BRL	993,000	157,060	0.82
			530,166	2.78
Chile (Cost $875,665)
Chile (Rep of), 3.100%, 05/07/2041		200,000	149,688	0.78
Chile (Rep of), 3.100%, 01/22/2061		400,000	252,800	1.33
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		200,000	156,750	0.82
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		268,000	264,232	1.39
			823,470	4.32
Colombia (Cost $256,688)
Colombia (Rep of), 7.375%, 09/18/2037		100,000	98,500	0.52
Colombia (Rep of), 5.625%, 02/26/2044		200,000	155,600	0.81
			254,100	1.33
Costa Rica (Cost $177,097)
Costa Rica (Rep of), 5.625%, 04/30/2043		200,000	181,562	0.95
			181,562	0.95

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Dominican Republic (Cost $643,873)
Dominican (Rep of), 6.875%, 01/29/2026		100,000	$101,281	0.53
Dominican (Rep of), 4.875%, 09/23/2032		225,000	206,087	1.08
Dominican (Rep of), 5.300%, 01/21/2041		150,000	130,407	0.69
Dominican (Rep of), 5.875%, 01/30/2060		282,000	245,165	1.29
			682,940	3.59
Ecuador (Cost $77,580)
Ecuador (Rep of), (Step to 6.900% on 07/31/25), 3.500%, 07/31/2035[2]		34,900	18,486	0.10
Ecuador (Rep of), (Step to 5.500% on 07/31/26), 2.500%, 07/31/2040[2]		194,000	93,788	0.49
			112,274	0.59
Egypt (Cost $507,146)
Egypt (Rep of), 7.600%, 03/01/2029		200,000	186,188	0.98
Egypt (Rep of), 8.500%, 01/31/2047		200,000	151,125	0.79
Egypt (Rep of), 8.700%, 03/01/2049		200,000	153,250	0.81
Egypt (Rep of), 8.875%, 05/29/2050		200,000	154,500	0.81
			645,063	3.39
El Salvador (Cost $36,290)
El Salvador (Rep of), 7.650%, 06/15/2035		47,000	35,086	0.18
			35,086	0.18
Gabon (Cost $173,585)
Gabon (Rep of), 6.625%, 02/06/2031		200,000	146,813	0.77
			146,813	0.77
Ghana (Cost $359,000)
Ghana (Rep of), 6.375%, 02/11/2027[3]		200,000	100,062	0.53
Ghana (Rep of), 7.750%, 04/07/2029[3]		200,000	100,750	0.53
Ghana (Rep of), 7.625%, 05/16/2029[3]		200,000	100,000	0.52
Ghana (Rep of), 8.625%, 04/07/2034[3]		200,000	102,062	0.54
			402,874	2.12
Guatemala (Cost $205,118)
Guatemala (Rep of), 6.600%, 06/13/2036		200,000	203,063	1.07
			203,063	1.07
Hungary (Cost $493,747)
Hungary (Rep of), 2.125%, 09/22/2031		200,000	161,313	0.84
Hungary (Rep of), 3.125%, 09/21/2051		200,000	127,152	0.67
Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027		200,000	201,562	1.06
			490,027	2.57
India (Cost $192,360)
Export-Import Bank of India, 3.375%, 08/05/2026		200,000	194,250	1.02
			194,250	1.02

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (Cost $1,057,855)
Indonesia (Rep of), 4.150%, 09/20/2027		200,000	$195,312	1.03
Indonesia (Rep of), 6.625%, 02/17/2037		100,000	112,469	0.59
Indonesia (Rep of), 7.750%, 01/17/2038		100,000	123,625	0.65
Indonesia (Rep of), 4.200%, 10/15/2050		200,000	168,313	0.88
Pertamina Persero PT, 6.000%, 05/03/2042		200,000	202,250	1.06
Pertamina Persero PT, 6.500%, 11/07/2048		200,000	215,688	1.13
			1,017,657	5.34
Ivory Coast (Cost $468,392)
Ivory Coast (Rep of), 4.875%, 01/30/2032	EUR	100,000	91,626	0.48
Ivory Coast (Rep of), 7.625%, 01/30/2033[4]		207,000	201,075	1.06
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	100,000	90,774	0.48
Ivory Coast (Rep of), 6.625%, 03/22/2048	EUR	100,000	84,212	0.44
			467,687	2.46
Kazakhstan (Cost $214,868)
Kazakhstan (Rep of), 6.500%, 07/21/2045		200,000	229,750	1.21
			229,750	1.21
Malaysia (Cost $427,632)
Petronas Capital Ltd., 2.480%, 01/28/2032		200,000	170,012	0.89
Petronas Capital Ltd., 4.550%, 04/21/2050		282,000	248,944	1.31
			418,956	2.20
Mexico (Cost $1,678,035)
Comision Federal de Electricidad, 3.875%, 07/26/2033		200,000	163,900	0.86
Mexico (Rep of), 5.400%, 02/09/2028		200,000	201,812	1.06
Mexico (Rep of), 6.050%, 01/11/2040		138,000	136,137	0.71
Mexico (Rep of), 4.750%, 03/08/2044		62,000	50,871	0.27
Mexico (Rep of), 5.550%, 01/21/2045		64,000	58,960	0.31
Mexico (Rep of), 3.771%, 05/24/2061		200,000	126,000	0.66
Mexico (Rep of), 3.750%, 04/19/2071		200,000	123,188	0.65
Mexico (Rep of), 5.750%, 10/12/2110		76,000	63,764	0.33
Petroleos Mexicanos, 6.350%, 02/12/2048		101,000	66,029	0.35
Petroleos Mexicanos, 7.690%, 01/23/2050		450,000	331,087	1.74
Petroleos Mexicanos, 6.950%, 01/28/2060		418,000	280,854	1.47
			1,602,602	8.41
Mongolia (Cost $164,707)
Mongolia (Rep of), 4.450%, 07/07/2031		200,000	172,500	0.91
			172,500	0.91
Morocco (Cost $206,850)
Morocco (Rep of), 6.500%, 09/08/2033		200,000	208,375	1.09
			208,375	1.09
Nigeria (Cost $636,035)
Nigeria (Rep of), 6.500%, 11/28/2027		200,000	184,063	0.97

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Nigeria (continued)
Nigeria (Rep of), 7.696%, 02/23/2038		200,000	$155,625	0.82
Nigeria (Rep of), 7.625%, 11/28/2047		405,000	295,903	1.55
			635,591	3.34
Oman (Cost $596,826)
Oman (Rep of), 4.750%, 06/15/2026		200,000	197,375	1.04
Oman (Rep of), 6.750%, 10/28/2027		200,000	207,812	1.09
Oman (Rep of), 6.500%, 03/08/2047		200,000	203,063	1.06
			608,250	3.19
Pakistan (Cost $106,089)
Pakistan (Rep of), 7.375%, 04/08/2031		200,000	158,938	0.83
			158,938	0.83
Panama (Cost $324,323)
Panama (Rep of), 7.125%, 01/29/2026		100,000	102,050	0.54
Panama (Rep of), 8.875%, 09/30/2027		49,000	53,263	0.28
Panama (Rep of), 9.375%, 04/01/2029		63,000	71,190	0.37
Panama (Rep of), 6.700%, 01/26/2036		88,000	87,973	0.46
			314,476	1.65
Paraguay (Cost $193,499)
Paraguay (Rep of), 5.850%, 08/21/2033		200,000	202,812	1.06
			202,812	1.06
Peru (Cost $606,311)
Peru (Rep of), 8.750%, 11/21/2033		149,000	183,456	0.96
Peru (Rep of), 3.300%, 03/11/2041		144,000	109,665	0.58
Peru (Rep of), 2.780%, 12/01/2060		207,000	118,611	0.62
Peru (Rep of), 3.230%, 07/28/2121		53,000	30,525	0.16
Petroleos del Peru S.A., 5.625%, 06/19/2047		234,000	149,832	0.79
			592,089	3.11
Philippines (Cost $532,536)
Philippines (Rep of), 9.500%, 02/02/2030		105,000	128,067	0.67
Philippines (Rep of), 7.750%, 01/14/2031		100,000	115,344	0.61
Philippines (Rep of), 6.375%, 10/23/2034		100,000	110,886	0.58
Philippines (Rep of), 3.950%, 01/20/2040		200,000	172,875	0.91
			527,172	2.77
Poland (Cost $355,077)
Poland (Rep of), 5.500%, 11/16/2027		69,000	70,945	0.37
Poland (Rep of), 4.875%, 10/04/2033		72,000	71,154	0.37
Poland (Rep of), 5.125%, 09/18/2034		76,000	76,128	0.40
Poland (Rep of), 5.500%, 04/04/2053		43,000	42,369	0.22
Poland (Rep of), 5.500%, 03/18/2054		96,000	94,280	0.50
			354,876	1.86

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Qatar (Cost $348,768)
Qatar (Rep of), 3.250%, 06/02/2026		200,000	$194,625	1.02
QatarEnergy, 3.125%, 07/12/2041		200,000	151,562	0.80
			346,187	1.82
Romania (Cost $511,463)
Romania (Rep of), 3.000%, 02/27/2027		40,000	37,560	0.20
Romania (Rep of), 5.875%, 01/30/2029[4]		98,000	98,919	0.52
Romania (Rep of), 3.000%, 02/14/2031		30,000	25,451	0.13
Romania (Rep of), 3.625%, 03/27/2032		150,000	129,609	0.68
Romania (Rep of), 7.125%, 01/17/2033		36,000	38,543	0.20
Romania (Rep of), 6.125%, 01/22/2044		42,000	40,955	0.21
Romania (Rep of), 4.000%, 02/14/2051		194,000	136,406	0.72
			507,443	2.66
Saudi Arabia (Cost $502,478)
Saudi (Rep of), 5.000%, 01/16/2034[4]		325,000	323,375	1.70
Saudi (Rep of), 5.000%, 04/17/2049		200,000	181,125	0.95
			504,500	2.65
South Africa (Cost $520,623)
South Africa (Rep of), 4.300%, 10/12/2028		200,000	186,750	0.98
South Africa (Rep of), 5.875%, 04/20/2032		200,000	188,750	0.99
South Africa (Rep of), 5.750%, 09/30/2049		200,000	153,750	0.81
			529,250	2.78
Tunisia (Cost $93,349)
Tunisia (Rep of), 6.375%, 07/15/2026	EUR	118,000	113,139	0.59
			113,139	0.59
Turkey (Cost $754,526)
Turkey (Rep of), 37.000%, 02/18/2026	TRY	5,619,000	166,062	0.87
Turkey (Rep of), 6.000%, 03/25/2027		200,000	199,250	1.05
Turkey (Rep of), 4.875%, 04/16/2043		238,000	170,839	0.90
Turkey (Rep of), 5.750%, 05/11/2047		302,000	234,618	1.23
			770,769	4.05
Ukraine (Cost $123,480)
Ukraine (Rep of), 6.876%, 05/21/2031[3]		200,000	61,200	0.32
Ukraine (Rep of), 7.253%, 03/15/2035[3]		200,000	61,200	0.32
			122,400	0.64
United Arab Emirates (Cost $659,280)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		400,000	281,500	1.48
DP World Crescent Ltd., 3.750%, 01/30/2030		361,000	337,873	1.77
			619,373	3.25
United States (Cost $76,343)
U.S. Treasury Bill, 4.965%, 08/15/2024[5]		76,500	76,343	0.40
			76,343	0.40

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Uruguay (Cost $546,350)
Uruguay (Rep of), 7.875%, (100% Cash), 01/15/2033[6]		103,000	$123,136	0.65
Uruguay (Rep of), 5.750%, 10/28/2034		70,000	74,235	0.39
Uruguay (Rep of), 7.625%, 03/21/2036		75,000	90,187	0.47
Uruguay (Rep of), 4.125%, 11/20/2045		62,000	54,932	0.29
Uruguay (Rep of), 5.100%, 06/18/2050		67,000	64,697	0.34
Uruguay (Rep of), 4.975%, 04/20/2055		137,000	128,053	0.67
			535,240	2.81
Venezuela (Cost $906,314)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[3,7]		419,000	377,100	1.98
Venezuela (Rep of), 11.750%, 10/21/2026[3]		865,000	155,700	0.82
Venezuela (Rep of), 9.250%, 09/15/2027[3]		1,155,000	207,322	1.09
Venezuela (Rep of), 11.950%, 08/05/2031[3]		867,000	154,326	0.81
			894,448	4.70
Total Debt Securities (Cost $18,415,399)			18,614,901	97.72
Total Investments in Securities (Cost $18,415,399)			18,614,901	97.72
Total Investments (Total Cost $18,415,399)			18,614,901	97.72
Other Assets Less Liabilities			433,959	2.28
Net Assets			$19,048,860	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of July 31, 2024 is disclosed.
[3]	Issuer has defaulted on terms of debt obligation.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2024 , these securities had a total value of $623,369 or 3.28% of net assets.
[5]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Maturity has been extended under the terms of a plan of reorganization.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
At July 31, 2024, the Ashmore Emerging Markets Debt Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2024	Barclays	United States Dollar	160,165	Brazilian Real	865,227	$7,194
09/04/2024	Barclays	United States Dollar	152,985	Brazilian Real	865,227	580
10/31/2024	Barclays	Turkish Lira	7,009,401	United States Dollar	188,000	2,853
Subtotal Appreciation						10,627
08/02/2024	Barclays	Brazilian Real	865,227	United States Dollar	153,500	(529)
08/14/2024	Barclays	United States Dollar	375,345	Euro	349,912	(3,611)
Subtotal Depreciation						(4,140)
Total						$6,487

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited) (In Liquidation)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $370,080)
Oi S.A., 12.500%, 12/15/2024[2]		45,163	$44,937	—
Oi S.A., 12.500%, 12/15/2024[2,3]		23,000	22,885	—
Oi S.A., 10.000%, 07/27/2025[3,4]		290,000	1,450	—
			69,272	—
Russian Federation (Cost $184,629)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[4,5]		200,000	—	—
			—	—
Total Debt Securities (Cost $554,709)			69,272	—
Total Investments in Securities (Cost $554,709)			69,272	—
Total Investments (Total Cost $554,709)			69,272	—
Other Liabilities Less Assets			(69,272)	—
Net Assets			$—	—

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2024 , these securities had a total value of $67,822 or 0.91% of net assets available for final redemption.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Issuer has defaulted on terms of debt obligation.
[5]	Security has been deemed worthless and is a Level 3 investment.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $833,622)
Arcos Dorados Holdings, Inc., Class A		8,100	$78,246	1.05
Localiza Rent a Car S.A.*	BRL	11,800	91,440	1.22
MercadoLibre, Inc.*		100	166,890	2.23
NU Holdings Ltd., Class A*		7,800	94,614	1.26
Rede D’Or Sao Luiz S.A.*,2	BRL	32,400	158,043	2.11
StoneCo Ltd., Class A*		7,100	93,152	1.25
TOTVS S.A.*	BRL	30,200	148,166	1.98
			830,551	11.10
Hungary (Cost $112,468)
Wizz Air Holdings PLC*,2	GBP	3,527	86,572	1.16
			86,572	1.16
India (Cost $1,155,282)
Axis Bank Ltd. GDR (Registered)		3,440	240,522	3.21
HDFC Bank Ltd. ADR		4,671	280,307	3.75
Infosys Ltd. ADR		9,255	204,813	2.74
Larsen & Toubro Ltd. GDR (Registered)		3,619	165,032	2.21
MakeMyTrip Ltd.*		1,300	121,667	1.63
Reliance Industries Ltd. GDR[2]		2,618	188,762	2.52
			1,201,103	16.06
Indonesia (Cost $102,430)
Bank Mandiri Persero Tbk PT	IDR	278,700	110,302	1.47
			110,302	1.47
Kazakhstan (Cost $194,886)
Kaspi.KZ JSC GDR (Registered)		1,500	195,195	2.61
			195,195	2.61
Malaysia (Cost $156,145)
My EG Services Bhd.	MYR	660,200	142,175	1.90
			142,175	1.90
Mexico (Cost $448,394)
Fomento Economico Mexicano S.A.B. de C.V. ADR		1,021	112,565	1.50
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	MXN	8,135	129,791	1.74
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	13,100	98,164	1.31
Wal-Mart de Mexico S.A.B. de C.V.	MXN	27,900	92,785	1.24
			433,305	5.79
Philippines (Cost $76,662)
BDO Unibank, Inc.	PHP	29,920	69,937	0.94
			69,937	0.94
Saudi Arabia (Cost $184,081)
Bupa Arabia for Cooperative Insurance Co.	SAR	1,440	88,568	1.18

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Saudi Arabia (continued)
Elm Co.	SAR	402	$97,967	1.31
			186,535	2.49
South Korea (Cost $1,473,879)
Classys, Inc.	KRW	2,576	87,171	1.16
DB Insurance Co. Ltd.	KRW	1,718	138,392	1.85
Eugene Technology Co. Ltd.	KRW	2,063	69,596	0.93
Hansol Chemical Co. Ltd.	KRW	1,302	155,039	2.07
Hyundai Motor Co.	KRW	761	138,443	1.85
KoMiCo Ltd.	KRW	1,174	63,479	0.85
Samsung C&T Corp.	KRW	1,151	129,926	1.74
Samsung Electronics Co. Ltd.	KRW	3,430	210,891	2.82
SK Hynix, Inc.	KRW	1,214	176,216	2.36
SK Square Co. Ltd.*	KRW	3,864	236,048	3.15
			1,405,201	18.78
Taiwan (Cost $2,223,371)
Chroma ATE, Inc.	TWD	8,000	74,221	0.99
Delta Electronics, Inc.	TWD	11,000	140,684	1.88
E Ink Holdings, Inc.	TWD	26,000	213,375	2.85
Elite Material Co. Ltd.	TWD	7,000	94,997	1.27
Gudeng Precision Industrial Co. Ltd.	TWD	6,000	84,049	1.12
Kaori Heat Treatment Co. Ltd.	TWD	5,000	54,257	0.73
Lotes Co. Ltd.	TWD	2,000	86,063	1.15
MediaTek, Inc.	TWD	4,000	151,607	2.03
Parade Technologies Ltd.	TWD	2,000	45,787	0.61
Sinbon Electronics Co. Ltd.	TWD	12,000	120,310	1.61
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	36,000	1,034,790	13.83
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		212	35,150	0.47
WinWay Technology Co. Ltd.	TWD	3,000	97,143	1.30
			2,232,433	29.84
United Arab Emirates (Cost $211,871)
Abu Dhabi Islamic Bank PJSC	AED	37,177	124,139	1.66
Aldar Properties PJSC	AED	60,595	121,862	1.63
			246,001	3.29
Total Common Stocks (Cost $7,173,091)			7,139,310	95.43
Preferred Stocks
Brazil (Cost $142,231)
Petroleo Brasileiro S.A. ADR, 5.336%[3]		10,691	140,693	1.88
			140,693	1.88

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
South Korea (Cost $45,042)
Hyundai Motor Co., 10.004%[3]	KRW	382	$46,438	0.62
			46,438	0.62
Total Preferred Stocks (Cost $187,273)			187,131	2.50
Rights
Brazil (Cost $—)
Localiza Rent a Car S.A.*	BRL	96	197	—
			197	—
Total Rights (Cost $—)			197	—
Total Investments (Total Cost $7,360,364)			7,326,638	97.93
Other Assets Less Liabilities			154,737	2.07
Net Assets			$7,481,375	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2024 , these securities had a total value of $433,377 or 5.79% of net assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At July 31, 2024, the industry sectors for the Ashmore Emerging Markets Equity ex China Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	7.4%
Consumer Staples	2.7
Energy	4.4
Financials	20.5
Health Care	3.3
Industrials	13.8
Information Technology	42.1
Materials	2.1
Real Estate	1.6
Total Investments	97.9
Other Assets Less Liabilities	2.1
Net Assets	100.0%